FIDELITY(REGISTERED TRADEMARK)
BLUE CHIP GROWTH
FUND

SEMIANNUAL REPORT
JANUARY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  20  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 24  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

While no major Y2K glitches disrupted the financial markets to start the new year, inflation worries re-emerged to hinder stock performance throughout January. The S&P 500(Registered trademark) and Dow Jones Industrial Average each fell approximately 5%, while the technology-oriented NASDAQ Index dropped more than 3% for the month. In bond markets, the potential for further rate hikes as a pre-emptive move against inflation continued to be an obstacle to fixed-income performance.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Total returns do not include the effect of the 3.00% sales load which was eliminated as of September 30, 1998.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY BLUE CHIP GROWTH       13.33%         13.82%       211.15%       670.31%

S&P 500                         5.59%          10.35%       225.05%       442.52%

Growth Funds Average            14.39%         18.90%       199.36%       395.44%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,291 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY BLUE CHIP GROWTH         13.82%       25.49%        22.65%

S&P 500                           10.35%       26.59%        18.42%

Growth Funds Average              18.90%       23.84%        16.85%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Blue Chip Growth            S&P 500
             00312                       SP001
  1990/01/31      10000.00                    10000.00
  1990/02/28      10271.11                    10129.00
  1990/03/31      10782.34                    10397.42
  1990/04/30      10681.64                    10137.48
  1990/05/31      11890.01                    11125.89
  1990/06/30      12161.12                    11050.23
  1990/07/31      11874.52                    11014.87
  1990/08/31      10852.05                    10019.13
  1990/09/30      10339.42                     9531.20
  1990/10/31      10277.28                     9490.21
  1990/11/30      10929.80                    10103.28
  1990/12/31      11296.17                    10385.16
  1991/01/31      12180.76                    10837.95
  1991/02/28      13120.15                    11612.87
  1991/03/31      13777.72                    11893.90
  1991/04/30      13628.99                    11922.44
  1991/05/31      14349.18                    12437.49
  1991/06/30      13628.99                    11867.86
  1991/07/31      14826.71                    12420.90
  1991/08/31      15476.45                    12715.27
  1991/09/30      15233.94                    12502.93
  1991/10/31      15539.56                    12670.47
  1991/11/30      15210.43                    12159.85
  1991/12/31      17487.47                    13550.93
  1992/01/31      16937.31                    13298.89
  1992/02/29      17015.90                    13471.77
  1992/03/31      16552.19                    13209.07
  1992/04/30      16772.26                    13597.42
  1992/05/31      17118.08                    13664.05
  1992/06/30      16622.92                    13460.45
  1992/07/31      17306.70                    14010.98
  1992/08/31      17125.94                    13723.76
  1992/09/30      17353.35                    13885.70
  1992/10/31      17594.26                    13934.30
  1992/11/30      18517.73                    14409.46
  1992/12/31      18566.74                    14586.70
  1993/01/31      18607.40                    14709.22
  1993/02/28      18485.41                    14909.27
  1993/03/31      19380.00                    15223.86
  1993/04/30      19689.03                    14855.44
  1993/05/31      20721.88                    15253.56
  1993/06/30      20917.06                    15297.80
  1993/07/31      20917.06                    15236.61
  1993/08/31      22218.27                    15814.08
  1993/09/30      22680.63                    15692.31
  1993/10/31      22934.15                    16017.14
  1993/11/30      22236.98                    15864.97
  1993/12/31      23116.11                    16056.94
  1994/01/31      24034.25                    16602.88
  1994/02/28      24053.38                    16152.94
  1994/03/31      23297.83                    15448.67
  1994/04/30      23986.43                    15646.41
  1994/05/31      24292.48                    15903.02
  1994/06/30      23450.85                    15513.39
  1994/07/31      24043.82                    16022.23
  1994/08/31      25344.52                    16679.14
  1994/09/30      25269.24                    16270.50
  1994/10/31      26435.81                    16636.59
  1994/11/30      25057.13                    16030.68
  1994/12/31      25393.04                    16268.42
  1995/01/31      24756.99                    16690.26
  1995/02/28      25578.96                    17340.68
  1995/03/31      26655.35                    17852.40
  1995/04/30      27643.67                    18378.16
  1995/05/31      28260.15                    19112.73
  1995/06/30      29825.81                    19556.72
  1995/07/31      31890.53                    20205.22
  1995/08/31      32223.23                    20255.94
  1995/09/30      32578.06                    21110.74
  1995/10/31      31757.72                    21035.37
  1995/11/30      32854.93                    21958.82
  1995/12/31      32598.63                    22381.75
  1996/01/31      33043.59                    23143.63
  1996/02/29      32778.73                    23358.17
  1996/03/31      33181.31                    23583.11
  1996/04/30      33361.42                    23930.72
  1996/05/31      34039.45                    24547.89
  1996/06/30      34145.39                    24641.42
  1996/07/31      32588.03                    23552.76
  1996/08/31      33435.58                    24049.49
  1996/09/30      35433.41                    25403.00
  1996/10/31      35961.06                    26103.61
  1996/11/30      38564.94                    28076.78
  1996/12/31      37611.96                    27520.58
  1997/01/31      39798.03                    29240.07
  1997/02/28      39556.41                    29469.31
  1997/03/31      37611.96                    28258.42
  1997/04/30      39901.58                    29945.44
  1997/05/31      42237.23                    31768.52
  1997/06/30      43905.55                    33191.75
  1997/07/31      47414.77                    35832.82
  1997/08/31      45044.61                    33825.47
  1997/09/30      47287.92                    35678.09
  1997/10/31      45719.18                    34486.44
  1997/11/30      47121.54                    36082.82
  1997/12/31      47775.03                    36702.36
  1998/01/31      48670.97                    37108.29
  1998/02/28      52145.73                    39784.53
  1998/03/31      54458.21                    41821.90
  1998/04/30      54918.28                    42242.63
  1998/05/31      53828.63                    41516.48
  1998/06/30      56758.58                    43202.88
  1998/07/31      56976.51                    42742.77
  1998/08/31      48549.89                    36563.02
  1998/09/30      52192.23                    38905.24
  1998/10/31      55718.56                    42069.80
  1998/11/30      59513.20                    44619.65
  1998/12/31      64381.07                    47190.63
  1999/01/31      67677.42                    49164.14
  1999/02/28      64981.57                    47636.12
  1999/03/31      68060.72                    49542.04
  1999/04/30      68009.61                    51460.81
  1999/05/31      65850.37                    50245.82
  1999/06/30      69811.11                    53034.46
  1999/07/31      67971.28                    51378.72
  1999/08/31      68341.80                    51124.40
  1999/09/30      66650.54                    49723.08
  1999/10/31      71162.22                    52869.56
  1999/11/30      73890.53                    53944.39
  1999/12/31      79999.27                    57121.72
  2000/01/31      77031.41                    54251.92
IMATRL PRASUN   SHR__CHT 20000131 20000211 093102 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Blue Chip Growth Fund on January 31, 1990. As the chart shows, by January 31, 2000, the value of the investment would have grown to $77,031 - a 670.31% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $54,252 - a 442.52% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share
price and return of a fund that
invests in stocks will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.

* THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER LARGE-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF JANUARY 31, 2000, THE SIX MONTH, ONE YEAR, FIVE YEAR AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP GROWTH FUNDS AVERAGE WERE 20.83%, 23.73%, 255.39% AND 505.07%, RESPECTIVELY. THE ONE YEAR, FIVE YEAR AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS WERE 23.73%, 28.43%, AND 19.41%, RESPECTIVELY. THE SIX MONTH, ONE YEAR, FIVE YEAR AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP SUPERGROUP AVERAGE WERE 10.61%, 14.76%, 208.98%, AND 407.99%, RESPECTIVELY. THE ONE YEAR, FIVE YEAR AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS WERE 14.76%, 24.87%, AND 17.31%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

What goes up must come down. Or
must it? Technology stocks seemed
united in their quest to prove this
age-old theory wrong during the six
months that ended January 31, 2000.
Driven in large part by investors'
ongoing fancy with the Internet and
dot.com stocks, the technology sector
- as measured by the NASDAQ
Index - returned 49.52% during
the six-month period. In contrast,
the Standard & Poor's 500  Index,
which serves as a general barometer
of overall U.S. stock performance,
returned 5.59%. It wasn't only the
industry leaders that got into the
act, either, as the technology rally
included scores of smaller and
medium-sized stocks. The Russell
2000(Registered trademark) Index - a popular gauge of small-cap stock performance - returned a respectable 12.25% during the period. The NASDAQ, however, continued to be the index du jour during the period - the index was at around 2700 points when the period began, crossed
4000 before New Year's and ended
January just under that threshold.
Since many tech stocks rose despite
a lack of discernible earnings, these
gains perplexed some money
managers, especially those that feel a
company's stock price follows its
earnings growth. Sensing that the
Federal Reserve Board would raise
interest rates in early February, tech
stocks sold off some throughout
January. Time will tell, though, if it's only a speed bump.

(photograph of John McDowell)

An interview with John McDowell, Portfolio Manager of Fidelity Blue Chip Growth Fund

Q. HOW DID THE FUND PERFORM, JOHN?

A. For the six months that ended January 31, 2000, the fund returned 13.33%, outpacing the 5.59% return delivered by the Standard & Poor's 500 Index. The growth funds average tracked by Lipper Inc. returned 14.39% during this time frame. For the 12 months that ended January 31, 2000, the fund returned 13.82%, compared to the 10.35% for the S&P 500 and 18.90% for the Lipper growth funds average.

Q. WHAT FACTORS HELPED THE FUND OUTPERFORM THE S&P 500, YET SLIGHTLY LAG ITS LIPPER PEER GROUP DURING THE PAST SIX MONTHS?

A. The market had a distinctive growth bias over the past six months, and my predisposition to invest mainly in growth stocks was a big factor in the fund's success. Over the past six months, the technology sector was, by far, the strongest performing sector. Our overweighting in tech relative to the index fueled the fund's outperformance during the period. The typical growth fund, however, had an even higher weighting in technology stocks than we did, which detracted from performance versus our Lipper peers. While the earnings of technology stocks grew fairly rapidly, the prices for these stocks were generally high. We took a more balanced investment approach by not making highly concentrated bets in large tech stocks and instead made a variety of smaller investments in good growth stories outside of tech. This less-concentrated approach did not pay off over the past six months relative to the fund's peers.

Q. HOW DID THE EXTREME NARROWNESS OF THE MARKET INFLUENCE YOUR
INVESTMENT STRATEGY?

A. Every day, I talk to Fidelity analysts with compelling investment ideas. This free flow of ideas enables me to comfortably hold more stocks than the typical non-Fidelity fund manager. The benefit is better diversification. The downside to better diversification is more difficulty generating strong relative returns in those unusual times when market performance is coming from relatively few stocks. We refer to this condition as weak market breadth. To illustrate this point, in 1999, the S&P 500 index returned 21%, largely driven by technology. The median stock in the index, however, was down 3%. Fortunately, we were able to stay a few steps ahead of the game with the help of good stock picking.

Q. WHAT STOCKS WERE KEY CONTRIBUTORS TO PERFORMANCE?

A. I was able to add value through security selection in almost every market sector. In technology, Cisco Systems was a big contributor to fund performance; in health care, Amgen; in retail, Home Depot; and in the capital goods sector, Corning, Inc. As a group, though, technology stocks helped the most. Over the course of the period, as it became clear to us that Y2K concerns were overblown, we added selectively to rapidly growing technology stocks, which significantly helped performance. The names included Veritas, JDS Uniphase, Conexant, Network Appliance, Siebel Systems and Intuit.

Q. WHICH STOCKS DRAGGED ON FUND RETURNS?

A. Three technology stocks were among the biggest detractors from relative performance - Nortel, Qualcomm and Oracle Systems. Oracle was a strong performer for the S&P, but we were hurt for underweighting the stock. Having no exposure to high-flying benchmark issues Nortel and Qualcomm also dampened performance. Philip Morris was the biggest absolute detractor, suffering from further tobacco-related litigation. Selected financial stocks, such as Fannie Mae and AIG, although relatively attractive from earnings growth and valuation perspectives, trended lower in light of a rising interest-rate environment.

Q. WHAT'S YOUR OUTLOOK?

A. I remain concerned with valuations, particularly those of technology stocks. Interest rates have risen steadily for over a year now, and usually this is negative for stock prices. In fact, the majority of stocks in the S&P were actually flat to down during the period. Conversely, technology stocks advanced at a record pace. The prices of most tech stocks have run up much faster than underlying earnings. Valuations, therefore, have become stretched. We continue to remain underweighted in tech stocks versus the typical Lipper growth manager and are focused on what we believe are the companies with the best prospects. Unfortunately, it is impossible to predict if and when technology stock valuations will fall to more normal levels compared with the broader market. There are many blue-chip growth stocks now trading at attractive valuations outside of tech, and we have selectively bought those attractively priced stocks with good near-term earnings growth prospects.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks growth of capital
over the long term by
investing mainly in common
stocks of well-known and
established companies

FUND NUMBER: 312

TRADING SYMBOL: FBGRX

START DATE: December 31, 1987

SIZE: as of January 31,
2000, more than $27.2
billion

MANAGER: John McDowell,
since 1996; leader, Fidelity
Growth Funds Group;
manager, Fidelity Large-Cap
Stock Fund, 1995-1996;
joined Fidelity in 1985

JOHN MCDOWELL ADDRESSES
THE CHALLENGES OF MANAGING
A BLUE-CHIP FUND IN A
TECHNOLOGY-LED MARKET:

"Each different market
environment presents its own sets
of challenges, and this
environment is no different.
Today, we are faced with a `new
paradigm' and a `new economy'
driven by improved
communications technologies in
general, and the Internet in
particular. Today, many of the
market's top performers - the
blue chips of the future - are
companies with large market
capitalizations, constantly
shifting business models, and,
most importantly, no earnings.
Historically, year-in and year-out,
there has been one constant to the
stock market: Companies with the
best earnings growth generate the
best stock price performances.
The promise of high growth
potential Internet companies has
combined with investor willingness
to fund extremely risky ventures.
The stock market's appetite for
these companies has encouraged a
mass proliferation of Internet
companies which, in turn, use most
of the billions of dollars raised in the public stock market to fund ambitious advertising programs. In the past year, Internet-related stocks with deepening losses have provided the best performance in the market, counter to history. Some of these companies will probably be very successful, but in the end most will probably not be able to justify their billion or multi-billion dollar valuations. I am focused on finding the ultimate winners in the Internet sector and am not blindly owning stocks just because they go up every day."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF JANUARY
31, 2000

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

Microsoft Corp.                 4.4                      4.0

General Electric Co.            4.3                      4.1

Cisco Systems, Inc.             4.1                      2.6

Intel Corp.                     3.1                      2.2

Merck & Co., Inc.               2.0                      1.9

Procter & Gamble Co.            1.9                      2.1

Bristol-Myers Squibb Co.        1.9                      1.9

Home Depot, Inc.                1.8                      1.3

Wal-Mart Stores, Inc.           1.7                      1.4

Lucent Technologies, Inc.       1.7                      2.3

                                26.9                     23.8

TOP FIVE MARKET SECTORS AS OF
JANUARY 31, 2000

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

TECHNOLOGY                      37.7                     26.1

HEALTH                          12.3                     16.0

FINANCE                         8.6                      9.3

RETAIL & WHOLESALE              7.7                      8.3

MEDIA & LEISURE                 6.6                      6.7



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF JANUARY 31, 2000 *                                    AS OF JULY 31, 1999 **

Stocks                          97.1%                       Stocks                             96.4%

Short-Term Investments and                                  Short-Term Investments and
Net Other Assets                 2.9%                       Net Other Assets                    3.6%

* FOREIGN INVESTMENTS            3.1%                       ** FOREIGN INVESTMENTS              3.3%

Row: 1, Col: 1, Value: 97.09999999999999                    Row: 1, Col: 1, Value: 96.40000000000001
Row: 1, Col: 2, Value: 0.0                                  Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                  Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                  Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                  Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                  Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                  Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.9                                  Row: 1, Col: 8, Value: 3.6





PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS JANUARY 31, 2000 (UNAUDITED)


Showing Percentage of Net Assets



COMMON STOCKS - 97.1%

                                 SHARES                      VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 1.3%

AEROSPACE & DEFENSE - 1.1%

Boeing Co.                        2,236,100                  $ 99,087

Honeywell International, Inc.     1,481,437                   71,109

Textron, Inc.                     1,118,420                   66,756

United Technologies Corp.         1,151,600                   60,963

                                                              297,915

SHIP BUILDING & REPAIR - 0.2%

General Dynamics Corp.            1,386,600                   65,344

TOTAL AEROSPACE & DEFENSE                                     363,259

BASIC INDUSTRIES - 1.6%

CHEMICALS & PLASTICS - 0.2%

Monsanto Co.                      1,465,500                   51,750

PACKAGING & CONTAINERS - 1.0%

Corning, Inc.                     1,549,900                   239,072

Owens-Illinois, Inc. (a)          2,089,000                   38,255

                                                              277,327

PAPER & FOREST PRODUCTS - 0.4%

Kimberly-Clark Corp.              1,587,400                   98,320

TOTAL BASIC INDUSTRIES                                        427,397

DURABLES - 1.0%

CONSUMER DURABLES - 0.4%

Minnesota Mining &                1,186,400                   111,077
Manufacturing Co.

CONSUMER ELECTRONICS - 0.5%

Gemstar International Group       973,800                     64,636
Ltd. (a)

Sony Corp.                        253,600                     64,399

                                                              129,035

HOME FURNISHINGS - 0.1%

Leggett & Platt, Inc.             1,549,400                   27,889

TOTAL DURABLES                                                268,001

ENERGY - 3.1%

ENERGY SERVICES - 1.2%

Baker Hughes, Inc.                1,542,100                   37,974

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

ENERGY SERVICES - CONTINUED

Halliburton Co.                   3,778,000                  $ 136,008

Noble Drilling Corp. (a)          1,299,300                   38,086

Schlumberger Ltd.                 1,848,000                   112,844

                                                              324,912

OIL & GAS - 1.9%

Anadarko Petroleum Corp.          1,561,700                   51,243

Exxon Mobil Corp.                 2,569,900                   214,587

Texaco, Inc.                      1,595,700                   84,373

Total Fina SA Class B             766,400                     95,417

USX - Marathon Group              3,197,500                   82,136

                                                              527,756

TOTAL ENERGY                                                  852,668

FINANCE - 8.6%

BANKS - 1.6%

Bank of New York Co., Inc.        2,180,300                   88,575

FleetBoston Financial Corp.       3,259,600                   102,474

Mellon Financial Corp.            2,728,800                   93,632

Northern Trust Corp.              1,839,200                   111,042

State Street Corp.                398,700                     31,971

                                                              427,694

CREDIT & OTHER FINANCE - 1.9%

American Express Co.              1,371,943                   226,113

Associates First Capital          3,149,800                   62,996
Corp. Class A

Citigroup, Inc.                   4,045,300                   232,352

                                                              521,461

FEDERAL SPONSORED CREDIT - 2.0%

Fannie Mae                        5,206,200                   312,047

Freddie Mac                       4,524,100                   227,053

                                                              539,100

INSURANCE - 2.1%

AFLAC, Inc.                       1,235,000                   53,645

Ambac Financial Group, Inc.       1,981,900                   96,989

American International Group,     2,889,237                   300,842
Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

INSURANCE - CONTINUED

CIGNA Corp.                       1,136,400                  $ 81,537

MBIA, Inc.                        775,400                     38,818

                                                              571,831

SECURITIES INDUSTRY - 1.0%

Charles Schwab Corp.              2,389,400                   86,168

Daiwa Securities Co. Ltd.         2,051,000                   33,319

Morgan Stanley Dean Witter &      936,600                     62,050
Co.

Nikko Securities Co. Ltd.         3,420,000                   47,440

Nomura Securities Co. Ltd.        2,524,000                   57,334

                                                              286,311

TOTAL FINANCE                                                 2,346,397

HEALTH - 12.3%

DRUGS & PHARMACEUTICALS - 10.1%

American Home Products Corp.      1,945,800                   91,574

Amgen, Inc. (a)                   5,051,000                   321,686

Bristol-Myers Squibb Co.          7,863,300                   518,978

Eli Lilly & Co.                   5,012,900                   335,238

Genentech, Inc.                   637,500                     89,569

Merck & Co., Inc.                 6,861,600                   540,780

Pfizer, Inc.                      7,016,000                   255,207

Schering-Plough Corp.             4,626,400                   203,562

Warner-Lambert Co.                4,246,000                   403,105

                                                              2,759,699

MEDICAL EQUIPMENT & SUPPLIES
- 2.2%

Abbott Laboratories               2,644,000                   86,261

Cardinal Health, Inc.             1,326,950                   63,445

Guidant Corp. (a)                 1,237,700                   65,134

Johnson & Johnson                 3,297,500                   283,791

Medtronic, Inc.                   2,101,300                   96,134

                                                              594,765

TOTAL HEALTH                                                  3,354,464

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.1%

ELECTRICAL EQUIPMENT - 4.5%

General Electric Co.              8,839,900                  $ 1,179,022

Omron Corp.                       1,310,000                   37,807

                                                              1,216,829

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.6%

Illinois Tool Works, Inc.         751,500                     43,963

Ingersoll-Rand Co.                1,603,450                   75,462

Parker-Hannifin Corp.             1,147,200                   49,616

                                                              169,041

TOTAL INDUSTRIAL MACHINERY &                                  1,385,870
EQUIPMENT

MEDIA & LEISURE - 6.6%

BROADCASTING - 4.5%

AT&T Corp. - Liberty Media        3,226,400                   164,950
Group Class A (a)

Cablevision Systems Corp.         827,000                     63,162
Class A (a)

CBS Corp. (a)                     3,254,100                   189,755

Clear Channel Communications,     1,080,700                   93,345
Inc. (a)

Comcast Corp. Class A             3,964,700                   182,376
(special)

Cox Communications, Inc.          2,236,600                   109,174
Class A (a)

MediaOne Group, Inc. (a)          684,600                     54,426

Time Warner, Inc.                 4,646,188                   371,405

                                                              1,228,593

ENTERTAINMENT - 0.6%

Viacom, Inc. Class B              1,489,100                   82,459
(non-vtg.) (a)

Walt Disney Co.                   2,597,600                   94,325

                                                              176,784

PUBLISHING - 0.3%

McGraw-Hill Companies, Inc.       1,125,600                   63,104

Tribune Co.                       187,000                     7,889

                                                              70,993

RESTAURANTS - 1.2%

Brinker International, Inc.       1,690,500                   42,685
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - CONTINUED

McDonald's Corp.                  6,306,100                  $ 234,508

Tricon Global Restaurants,        1,475,600                   42,239
Inc. (a)

                                                              319,432

TOTAL MEDIA & LEISURE                                         1,795,802

NONDURABLES - 6.1%

BEVERAGES - 1.6%

Anheuser-Busch Companies,         1,817,000                   122,648
Inc.

PepsiCo, Inc.                     1,708,190                   58,292

The Coca-Cola Co.                 4,529,400                   260,157

                                                              441,097

FOODS - 0.7%

Bestfoods                         1,048,400                   45,605

H. J. Heinz Co.                   884,300                     32,885

Nabisco Group Holdings Corp.      3,096,600                   26,708

Quaker Oats Co.                   1,403,000                   83,303

                                                              188,501

HOUSEHOLD PRODUCTS - 3.0%

Clorox Co.                        1,419,500                   67,781

Colgate-Palmolive Co.             1,537,400                   91,091

Gillette Co.                      3,311,500                   124,595

Procter & Gamble Co.              5,198,800                   524,429

                                                              807,896

TOBACCO - 0.8%

Philip Morris Companies, Inc.     11,020,500                  230,742

TOTAL NONDURABLES                                             1,668,236

RETAIL & WHOLESALE - 7.7%

APPAREL STORES - 0.6%

Gap, Inc.                         1,933,600                   86,408

The Limited, Inc.                 1,679,300                   51,534

TJX Companies, Inc.               2,328,300                   37,980

                                                              175,922

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

DRUG STORES - 0.6%

CVS Corp.                         1,421,700                  $ 49,671

Walgreen Co.                      4,144,500                   114,492

                                                              164,163

GENERAL MERCHANDISE STORES -
3.0%

Costco Wholesale Corp. (a)        2,976,800                   145,677

Kohls Corp. (a)                   354,300                     24,845

Target Corp.                      2,691,200                   177,787

Wal-Mart Stores, Inc.             8,577,700                   469,629

                                                              817,938

GROCERY STORES - 0.8%

Kroger Co. (a)                    5,248,000                   91,184

Safeway, Inc. (a)                 3,457,700                   132,041

                                                              223,225

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.7%

Best Buy Co., Inc. (a)            1,436,400                   68,588

Home Depot, Inc.                  8,622,000                   488,221

Lowe's Companies, Inc.            1,595,700                   71,208

Staples, Inc. (a)                 3,936,875                   93,747

                                                              721,764

TOTAL RETAIL & WHOLESALE                                      2,103,012

SERVICES - 1.1%

ADVERTISING - 0.8%

DoubleClick, Inc. (a)             120,100                     11,867

Omnicom Group, Inc.               2,135,300                   200,051

                                                              211,918

EDUCATIONAL SERVICES - 0.0%

SkillSoft Corp.                   8,900                       125

SERVICES - 0.3%

Ecolab, Inc.                      1,362,800                   47,954

H&R Block, Inc.                   767,000                     33,077

                                                              81,031

TOTAL SERVICES                                                293,074

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

TECHNOLOGY - 37.7%

COMMUNICATIONS EQUIPMENT - 6.1%

Cisco Systems, Inc. (a)           10,186,350                 $ 1,115,405

Lucent Technologies, Inc.         8,460,614                   467,449

Nokia AB sponsored ADR            445,900                     81,600

Sycamore Networks, Inc.           7,700                       2,456

Turnstone Systems, Inc.           5,100                       148

                                                              1,667,058

COMPUTER SERVICES & SOFTWARE
- 13.8%

Akamai Technologies, Inc.         8,600                       2,142

Amazon.com, Inc. (a)              381,600                     24,637

America Online, Inc. (a)          3,517,600                   200,283

At Home Corp. Series A (a)        892,752                     32,181

Automatic Data Processing,        4,726,280                   224,203
Inc.

BEA Systems, Inc. (a)             1,082,000                   81,556

BMC Software, Inc. (a)            795,600                     30,133

Citrix Systems, Inc. (a)          1,112,800                   152,732

Computer Associates               1,723,500                   118,383
International, Inc.

Computer Sciences Corp. (a)       1,337,900                   122,920

DST Systems, Inc. (a)             1,051,500                   65,324

Electronic Data Systems Corp.     1,663,300                   112,481

First Data Corp.                  2,139,900                   104,989

Healtheon/Web Maryland Corp.      1,276,600                   82,979

IMS Health, Inc.                  2,307,200                   51,768

Inktomi Corp. (a)                 591,900                     58,857

Intuit, Inc. (a)                  2,260,300                   136,324

Lycos, Inc. (a)                   1,227,400                   90,137

Mercury Interactive Corp. (a)     351,800                     38,478

Microsoft Corp. (a)               12,317,800                  1,205,602

Oracle Corp. (a)                  3,343,600                   167,023

Rational Software Corp. (a)       416,800                     21,674

Shared Medical Systems Corp.      923,300                     40,856

Siebel Systems, Inc. (a)          1,037,898                   95,162

Software.com, Inc.                470,300                     31,922

Synopsys, Inc. (a)                333,300                     15,394

VeriSign, Inc. (a)                506,700                     81,769

VERITAS Software Corp. (a)        1,065,810                   155,475

Vignette Corp.                    642,300                     125,249

Yahoo!, Inc. (a)                  317,100                     102,126

                                                              3,772,759

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- 6.8%

Comverse Technology, Inc. (a)     618,800                    $ 88,720

Dell Computer Corp. (a)           6,589,100                   253,269

EMC Corp. (a)                     3,187,900                   339,511

Gateway, Inc. (a)                 825,000                     50,480

Hewlett-Packard Co.               1,498,500                   162,213

International Business            2,230,300                   250,212
Machines Corp.

Juniper Networks, Inc.            368,100                     49,809

Network Appliance, Inc. (a)       1,298,400                   130,327

Pitney Bowes, Inc.                3,174,700                   155,560

Ricoh Co. Ltd.                    1,789,000                   31,361

Sun Microsystems, Inc. (a)        4,068,800                   319,655

Symbol Technologies, Inc.         408,100                     24,358

                                                              1,855,475

ELECTRONIC INSTRUMENTS - 1.5%

Agilent Technologies, Inc.        1,885,300                   124,783

Applied Materials, Inc. (a)       561,500                     77,066

Novellus Systems, Inc. (a)        1,491,600                   73,275

PE Corp. - Biosystems Group       798,400                     119,560

Sequenom, Inc.                    9,100                       237

                                                              394,921

ELECTRONICS - 9.5%

Altera Corp. (a)                  2,186,300                   143,749

Chartered Semiconduct             768,800                     63,138
Manufacturing Ltd. ADR

Conexant Systems, Inc. (a)        1,218,000                   102,921

Fairchild Semiconduct             100,000                     3,400
International, Inc. Class A

Flextronics International         1,758,800                   87,390
Ltd. (a)

Integrated Device Technology,     1,186,800                   33,824
Inc. (a)

Intel Corp.                       8,456,120                   836,627

JDS Uniphase Corp. (a)            645,600                     131,662

Linear Technology Corp.           2,233,980                   211,530

Micron Technology, Inc. (a)       1,030,100                   64,059

Motorola, Inc.                    2,253,400                   308,152

PMC-Sierra, Inc. (a)              360,700                     65,106

Quantum Effect Devices, Inc.      6,500                       104

Sanmina Corp. (a)                 799,400                     84,936

Texas Instruments, Inc.           2,637,200                   284,488

Tyco International Ltd.           1,571,900                   67,199

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Vitesse Semiconductor Corp.       1,530,400                  $ 66,572
(a)

Xilinx, Inc. (a)                  719,700                     32,926

                                                              2,587,783

TOTAL TECHNOLOGY                                              10,277,996

TRANSPORTATION - 0.1%

AIR TRANSPORTATION - 0.1%

AMR Corp. (a)                     403,400                     21,708

TRUCKING & FREIGHT - 0.0%

United Parcel Service, Inc.       23,900                      1,422
Class B

TOTAL TRANSPORTATION                                          23,130

UTILITIES - 4.8%

CELLULAR - 1.7%

ALLTEL Corp.                      513,400                     34,269

Nextel Communications, Inc.       1,232,900                   131,150
Class A (a)

Sprint Corp. - PCS Group          1,036,800                   114,113
Series 1 (a)

Vodafone AirTouch PLC             2,975,850                   166,648
sponsored ADR

VoiceStream Wireless Corp. (a)    216,600                     25,423

                                                              471,603

ELECTRIC UTILITY - 0.9%

AES Corp. (a)                     1,553,400                   124,466

Calpine Corp. (a)                 859,500                     62,851

CMS Energy Corp.                  1,315,900                   39,477

                                                              226,794

TELEPHONE SERVICES - 2.2%

AT&T Corp.                        3,569,994                   188,317

MCI WorldCom, Inc. (a)            4,758,399                   218,589

SBC Communications, Inc.          2,809,400                   121,155

Sprint Corp. - FON Group          1,055,700                   68,291

                                                              596,352

TOTAL UTILITIES                                               1,294,749

TOTAL COMMON STOCKS                                           26,454,055
(Cost $16,092,912)

CASH EQUIVALENTS - 3.1%

                                 SHARES                      VALUE (NOTE 1)  (000S)

Central Cash Collateral Fund,     15,701,000                 $ 15,701
5.56% (b)

Taxable Central Cash Fund,        826,437,289                 826,437
5.45% (b)

TOTAL CASH EQUIVALENTS                                        842,138
(Cost $842,138)

TOTAL INVESTMENT PORTFOLIO -                                  27,296,193
100.2%
(Cost $16,935,050)

NET OTHER ASSETS - (0.2)%                                     (49,129)

NET ASSETS - 100%                                            $ 27,247,064


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

INCOME TAX INFORMATION

At January 31, 2000, the aggregate
cost of investment securities for income tax purposes was $16,947,345,000.
Net unrealized appreciation aggre-
gated $10,348,848,000, of which $11,271,679,000 related to appreciated investment securities and $922,831,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                  JANUARY
                                   31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at              $ 27,296,193
value (cost $16,935,050) -
See accompanying schedule

Receivable for investments                 127,391
sold

Receivable for fund shares                 59,743
sold

Dividends receivable                       11,364

Interest receivable                        3,737

Other receivables                          1,040

 TOTAL ASSETS                              27,499,468

LIABILITIES

Payable for investments        $ 144,971
purchased

Payable for fund shares         70,464
redeemed

Accrued management fee          16,191

Other payables and accrued      5,077
expenses

Collateral on securities        15,701
loaned, at value

 TOTAL LIABILITIES                         252,404

NET ASSETS                                $ 27,247,064

Net Assets consist of:

Paid in capital                           $ 16,592,126

Undistributed net investment               9,881
income

Accumulated undistributed net              283,947
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                10,361,110
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 470,789                   $ 27,247,064
shares outstanding

NET ASSET VALUE, offering                  $57.88
price and redemption price
per share ($27,247,064
(divided by) 470,789 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS         SIX
                             MONTHS ENDED JANUARY 31,
                                     2000 (UNAUDITED)

INVESTMENT INCOME                            $ 93,351
Dividends

Interest                                      19,552

Security lending                              35

 TOTAL INCOME                                 112,938

EXPENSES

Management fee Basic fee         $ 73,041

 Performance adjustment           (609)

Transfer agent fees               27,625

Accounting and security           608
lending fees

Non-interested trustees'          51
compensation

Custodian fees and expenses       286

Registration fees                 778

Audit                             60

Legal                             82

Miscellaneous                     52

 Total expenses before            101,974
reductions

 Expense reductions               (1,699)     100,275

NET INVESTMENT INCOME                         12,663

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            298,701

 Foreign currency transactions    (237)       298,464

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            2,853,957

 Assets and liabilities in        (61)        2,853,896
foreign currencies

NET GAIN (LOSS)                               3,152,360

NET INCREASE (DECREASE) IN                   $ 3,165,023
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 12,663                      $ 64,596
income

 Net realized gain (loss)         298,464                       994,671

 Change in net unrealized         2,853,896                     2,337,286
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       3,165,023                     3,396,553
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (62,506)                      (36,306)
From net investment income

 From net realized gain           (924,053)                     (747,879)

 TOTAL DISTRIBUTIONS              (986,559)                     (784,185)

Share transactions Net            3,903,095                     8,609,208
proceeds from sales of shares

 Reinvestment of distributions    966,617                       766,939

 Cost of shares redeemed          (3,485,316)                   (5,310,552)

 NET INCREASE (DECREASE) IN       1,384,396                     4,065,595
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       3,562,860                     6,677,963
IN NET ASSETS

NET ASSETS

 Beginning of period              23,684,204                    17,006,241

 End of period (including        $ 27,247,064                  $ 23,684,204
undistributed net investment
income of $9,881 and
$64,832, respectively)

OTHER INFORMATION
Shares

 Sold                             70,443                        172,671

 Issued in reinvestment of        18,221                        19,630
distributions

 Redeemed                         (63,094)                      (108,433)

 Net increase (decrease)          25,570                        83,868


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

                                 (UNAUDITED)                   1999                  1998      1997      1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 53.20                       $ 47.06               $ 41.21   $ 30.76   $ 32.59  $ 25.14
period

Income from Invest- ment
Operations

Net investment income             .03 D                         .16 D                 .22 D     .28 D     .34      .07 D

Net realized and unrealized       6.86                          8.14                  7.64      12.70     .42      7.96
gain (loss)

Total from  investment            6.89                          8.30                  7.86      12.98     .76      8.03
operations

Less Distributions

 From net investment income       (.14)                         (.10)                 (.26)     (.28)     (.12)    -

From net  realized gain           (2.07)                        (2.06)                (1.75)    (2.25)    (2.47)   (.58)

Total distributions               (2.21)                        (2.16)                (2.01)    (2.53)    (2.59)   (.58)

Net asset value, end of period   $ 57.88                       $ 53.20               $ 47.06   $ 41.21   $ 30.76  $ 32.59

TOTAL RETURN B, C                 13.33%                        19.30%                20.17%    45.50%    2.19%    32.64%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 27,247                      $ 23,684              $ 17,006  $ 12,877  $ 8,179  $ 6,421
millions)

Ratio of expenses  to average     .81% A                        .71%                  .72%      .80%      .98%     1.05%
 net assets

Ratio of expenses to average      .79% A, E                     .70% E                .70% E    .78% E    .95% E   1.02% E
net assets after expense
reductions

Ratio of net invest- ment         .10% A                        .32%                  .52%      .81%      1.10%    .25%
income  to average  net
assets

Portfolio turnover rate           38% A                         38%                   49%       51%       206%     182%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE FORMER ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Blue Chip Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES - CONTINUED

that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses

2. OPERATING POLICIES - CONTINUED

FOREIGN CURRENCY CONTRACTS - CONTINUED

may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, and other obligations found satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $5,080,152,000 and $4,615,947,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

assets of all the mutual funds advised by FMR. The rates ranged from
 .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of
 .57% of average net assets after the performance adjustment.

SALES LOAD. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the fund. Shares purchased before October 12, 1990 are subject to a 1% deferred sales charge upon redemption. For the period, FDC received deferred sales charges of $14,000 on redemption of shares of the fund.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $270,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.

5. SECURITY LENDING - CONTINUED

 At period end, the value of the securities loaned amounted to $16,049,000. The fund received cash collateral of $15,701,000 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,008,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $3,000 and $688,000, respectively, under these arrangements.

7. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of the fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended July 31, 2000. During the two most recent fiscal years and through January 20, 2000, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statements disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc.
Fidelity Management & Research
 (Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
John McDowell, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy  *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

BCF-SANN-0300  95606
1.700126.102

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH FUNDS
Aggressive Growth Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund (registered trademark)
Contrafund(registered trademark)II
Disciplined Equity Fund
Dividend Growth Fund
Export and Multinational Fund
Fidelity FiftySM
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium Fund(registered trademark)
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
Tax Managed Stock Fund
TechnoQuant(registered trademark) Growth Fund
Trend Fund
Value Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)   1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


FIDELITY(REGISTERED TRADEMARK)
DIVIDEND GROWTH
FUND

SEMIANNUAL REPORT
JANUARY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  18  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 22  Notes to the financial
                          statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT
RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

While no major Y2K glitches disrupted the financial markets to start the new year, inflation worries re-emerged to hinder stock performance throughout January. The S&P 500(Registered trademark) and Dow Jones Industrial Average each fell approximately 5%, while the technology-oriented NASDAQ Index dropped more than 3% for the month. In bond markets, the potential for further rate hikes as a pre-emptive move against inflation continued to be an obstacle to fixed-income performance.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY DIVIDEND GROWTH        -4.67%         1.91%        220.32%       307.84%

S&P 500                         5.59%          10.35%       225.05%       267.06%

Growth Funds Average            14.39%         18.90%       199.36%       n/a


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on April 27, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index
- a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,291 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY DIVIDEND GROWTH          1.91%        26.22%        23.09%

S&P 500                           10.35%       26.59%        21.19%

Growth Funds Average              18.90%       23.84%        n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Dividend Growth             S&P 500
             00330                       SP001
  1993/04/27      10000.00                    10000.00
  1993/04/30      10150.00                    10051.03
  1993/05/31      10480.00                    10320.39
  1993/06/30      10700.00                    10350.32
  1993/07/31      10800.00                    10308.92
  1993/08/31      11550.00                    10699.63
  1993/09/30      11820.00                    10617.24
  1993/10/31      12080.00                    10837.02
  1993/11/30      11680.00                    10734.07
  1993/12/31      12171.52                    10863.95
  1994/01/31      12493.15                    11233.32
  1994/02/28      12302.18                    10928.90
  1994/03/31      11715.49                    10452.40
  1994/04/30      11786.37                    10586.19
  1994/05/31      11604.11                    10759.80
  1994/06/30      11310.46                    10496.19
  1994/07/31      11826.87                    10840.46
  1994/08/31      12616.68                    11284.92
  1994/09/30      12485.05                    11008.44
  1994/10/31      13041.96                    11256.13
  1994/11/30      12474.92                    10846.18
  1994/12/31      12691.18                    11007.03
  1995/01/31      12732.22                    11292.45
  1995/02/28      13142.60                    11732.51
  1995/03/31      13768.44                    12078.74
  1995/04/30      14404.54                    12434.46
  1995/05/31      14907.26                    12931.46
  1995/06/30      15728.03                    13231.86
  1995/07/31      16456.47                    13670.63
  1995/08/31      16528.28                    13704.94
  1995/09/30      16956.49                    14283.29
  1995/10/31      16359.88                    14232.30
  1995/11/30      17176.30                    14857.10
  1995/12/31      17454.52                    15143.25
  1996/01/31      17928.35                    15658.72
  1996/02/29      18479.31                    15803.88
  1996/03/31      18964.16                    15956.07
  1996/04/30      19845.70                    16191.26
  1996/05/31      20484.81                    16608.83
  1996/06/30      19933.85                    16672.11
  1996/07/31      18997.21                    15935.54
  1996/08/31      19614.29                    16271.62
  1996/09/30      20604.68                    17187.39
  1996/10/31      21100.90                    17661.42
  1996/11/30      22533.19                    18996.44
  1996/12/31      22715.29                    18620.12
  1997/01/31      23405.00                    19783.51
  1997/02/28      23472.84                    19938.61
  1997/03/31      22443.92                    19119.33
  1997/04/30      23631.13                    20260.76
  1997/05/31      24987.95                    21494.23
  1997/06/30      26141.23                    22457.17
  1997/07/31      28346.05                    24244.09
  1997/08/31      27091.00                    22885.94
  1997/09/30      28589.46                    24139.40
  1997/10/31      27906.19                    23333.14
  1997/11/30      28757.28                    24413.23
  1997/12/31      29052.83                    24832.41
  1998/01/31      29926.78                    25107.06
  1998/02/28      32286.47                    26917.78
  1998/03/31      33784.68                    28296.24
  1998/04/30      34321.54                    28580.90
  1998/05/31      34021.90                    28089.59
  1998/06/30      35183.01                    29230.59
  1998/07/31      35095.62                    28919.28
  1998/08/31      30488.61                    24738.13
  1998/09/30      33019.39                    26322.86
  1998/10/31      35516.54                    28463.96
  1998/11/30      37158.69                    30189.16
  1998/12/31      39469.17                    31928.66
  1999/01/31      40018.69                    33263.92
  1999/02/28      39455.43                    32230.07
  1999/03/31      41502.39                    33519.60
  1999/04/30      43013.56                    34817.81
  1999/05/31      41955.74                    33995.77
  1999/06/30      44181.29                    35882.53
  1999/07/31      42780.02                    34762.28
  1999/08/31      42065.64                    34590.20
  1999/09/30      39957.74                    33642.09
  1999/10/31      41821.05                    35770.96
  1999/11/30      42102.03                    36498.18
  1999/12/31      42946.49                    38647.92
  2000/01/31      40783.61                    36706.25
IMATRL PRASUN   SHR__CHT 20000131 20000210 162611 R00000000000085

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Dividend Growth Fund on April 27, 1993, when the fund started. As the chart shows, by January 31, 2000, the value of the investment would have grown to $40,784 - a 307.84% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $36,706 - a 267.06% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share
price and return of a fund that
invests in stocks will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.

* THE LIPPER LARGE-CAP VALUE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER LARGE-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF JANUARY 31, 2000, THE SIX MONTH, ONE YEAR, AND FIVE YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP VALUE FUNDS AVERAGE WERE -0.90%, 4.72% AND 158.62%, RESPECTIVELY. THE ONE YEAR AND FIVE YEAR AVERAGE ANNUAL TOTAL RETURNS WERE 4.72% AND 20.77%, RESPECTIVELY. THE SIX MONTH, ONE YEAR AND FIVE YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP SUPERGROUP AVERAGE WERE 10.61%, 14.76% AND 208.98%, RESPECTIVELY. THE ONE YEAR AND FIVE YEAR AVERAGE ANNUAL TOTAL RETURNS WERE 14.76% AND 24.87%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

What goes up must come down. Or
must it? Technology stocks seemed
united in their quest to prove this
age-old theory wrong during the six
months that ended January 31, 2000.
Driven in large part by investors'
ongoing fancy with the Internet and
dot.com stocks, the technology sector
- as measured by the NASDAQ
Index - returned 49.52% during
the six-month period. In contrast,
the Standard & Poor's 500  SM Index,
which serves as a general barometer
of overall U.S. stock performance,
returned 5.59%. It wasn't only the
industry leaders that got into the
act, either, as the technology rally
included scores of smaller and
medium-sized stocks. The Russell
2000(Registered trademark) Index - a popular gauge of small-cap stock performance - returned a respectable 12.25% during the period. The NASDAQ, however, continued to be the index du jour during the period - the index was at around 2700 points when the period began, crossed
4000 before New Year's and ended
January just under that threshold.
Since many tech stocks rose despite
a lack of discernible earnings, these
gains perplexed some money
managers, especially those that feel a
company's stock price follows its
earnings growth. Sensing that the
Federal Reserve Board would raise
interest rates in early February, tech
stocks sold off some throughout
January. Time will tell, though, if it's only a speed bump.

(photograph of Charles Mangum)

An interview with Charles Mangum, Portfolio Manager of Fidelity
Dividend Growth Fund

Q. HOW DID THE FUND PERFORM, CHARLES?

A. It was a challenging period for the fund. For the six months that ended January 31, 2000, the fund returned -4.67%. This trailed both the Standard & Poor's 500 Index - which returned 5.59% during that time - and the growth funds average, which returned 14.39%, according to Lipper Inc. For the 12 months that ended January 31, 2000, the fund returned 1.91%, while the S&P 500 and Lipper group returned 10.35% and 18.90%, respectively.

Q. WHAT FACTORS HELD THE FUND BACK?

A. Mostly the investing climate. Investors continued to be drawn to the higher-growth segments of the market, particularly technology. More specifically, investors favored smaller, rapid-growth names, especially those with an Internet theme. Many of these stocks rose quickly during the period, despite lacking a solid earnings growth foundation. Since my strategy is to look for stable-growth names - with an emphasis on dividends and earnings growth - this momentum environment took its toll. The market seemed to punish those companies within the S&P 500 that paid dividends the quickest, and rewarded companies that paid dividends at a slower pace or not at all.

Q. GIVEN THE DIFFICULT SCENARIO, HOW DID YOU PLAY THE TECHNOLOGY
GROUP?

A. I tried to build positions in market leaders with good earnings growth track records. The fund continued to hold a fairly significant stake in Microsoft, and I added to its investments in networking giant Cisco Systems, as well as Intel. Performance-wise, each of these stocks was among the fund's top-five individual contributors during the period.

Q. FINANCE STOCKS ACCOUNTED FOR APPROXIMATELY 15% OF THE FUND'S
INVESTMENTS DURING THE PERIOD. HOW DID THIS GROUP PERFORM?

A. Finance stocks were hit very hard by rising interest rates, as well as by the fact that several banks in the sector missed their earnings targets by wide margins. What proved even more frustrating, though, was that even when banks did reach their earnings targets, many still declined in value. The fund's positions in Fannie Mae and Associates First Capital were two notable finance detractors, as was Midwest regional bank Comerica. Shareholders may notice that both Fannie Mae and Comerica remain solid positions in the portfolio, despite their lackluster performance. I've been patient with these stocks, simply because I believe in each company's ability to grow their earnings over time.

Q. HEALTH STOCKS REPRESENTED FOUR OF THE FUND'S TOP-10 HOLDINGS AT THE END OF THE PERIOD. HOW DID THESE STOCKS PERFORM?

A. This group had a tough time, but they began to bounce back toward the end of the period. Some of the fund's larger drug-stock names - including Schering-Plough and Eli Lilly - met or beat their earnings expectations during the period but were still down. Drug stocks in general fell as concerns over government intervention grew. Also, the earnings growth of the group relative to the S&P 500 was disappointing. All that aside, though, I have seen some encouraging signs lately. Valuations finally reached more reasonable levels during the period, and increased consolidation activity - sparked by an eventual resolution of the takeover battle involving Warner Lambert, Pfizer and American Home Products - could provide a lift for drug stocks as we get deeper into 2000.

Q. WHICH OTHER STOCKS PERFORMED WELL DURING THE PERIOD?

A. The fund's investment in retailer Home Depot performed well, as did its position in Omnicom, a leading advertising firm that benefited from dot.com advertising demand. Another strong performer was Texas Instruments, which makes a digital processing chip that goes into most handheld, wireless devices.

Q. WHAT'S YOUR OUTLOOK, CHARLES?

A. I'm going to keep plugging away at what I do best: finding good companies with attractive valuations and the ability to grow their earnings over time. The market hasn't rewarded this approach for some time, but I'll remain patient. A price correction of some sort - barring any negative news on company fundamentals - could present more opportunities within the technology sector.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to increase the value of
the fund's shares by investing
mainly in equity securities of
companies that have the
potential to increase their
current dividend or begin
paying a dividend

FUND NUMBER: 330

TRADING SYMBOL: FDGFX

START DATE: April 27, 1993

SIZE: as of January 31,
2000, more than $10.8
billion

MANAGER: Charles Mangum,
since 1997; manager,
Fidelity OTC Portfolio,
1996-1997; Fidelity
Convertible Securities Fund,
1995-1996; Fidelity Select
Health Care Portfolio,
1992-1995; joined Fidelity
in 1990

CHARLES MANGUM DISCUSSES
RECENT MARKET TRENDS AND
THEIR IMPACT ON THE FUND:

"I've been in this business for a long
time, and I've never seen such a
technology-driven market as we
witnessed in 1999. When it was all
said and done, in fact, technology
stocks accounted for approximately
70% of the S&P 500's advance.
What's more, 10 large-cap stocks
- six of which resided in the tech
sector - were responsible for 60%
of the S&P's gain. We've seen this
type of narrowness before, but it's
never been so concentrated within
one sector. In fact, 49.2% of the
companies in the S&P 500 saw their
stocks decline in value in 1999.

"What does all this mean for the
fund and its investment
philosophy? It's obviously not
conducive to strong returns.
Investors threw caution to the
wind in 1999, emphasizing
revenues and paying little
attention to earnings. As a result,
companies that didn't exist two
years ago quickly ascended to
multi-billion dollar market
capitalizations without
established earnings platforms.

"I can't say whether we're seeing a
fundamental shift in the way stocks
are valued. Historically, share
prices have followed earnings and
that wasn't the case in 1999. I do
know, however, that a little dose of
uncertainty - be it economic or
market-related - will go a long
way towards making investors a
bit more cautious and
conservative. If we do see some
form of uncertainty in 2000, more
of the stocks that Dividend Growth
emphasizes could come back into
favor."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF JANUARY
31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Schering-Plough Corp.           5.6                     5.0

Cardinal Health, Inc.           4.7                     3.7

Fannie Mae                      4.3                     5.3

Microsoft Corp.                 3.5                     3.3

SBC Communications, Inc.        3.4                     1.7

Eli Lilly & Co.                 3.1                     2.4

Abbott Laboratories             2.9                     3.4

General Electric Co.            2.8                     3.2

Exxon Mobil Corp.               2.8                     2.8

Cisco Systems, Inc.             2.4                     1.2

                                35.5                    32.0

TOP FIVE MARKET SECTORS AS OF
JANUARY 31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

TECHNOLOGY                      19.3                    12.2

HEALTH                          18.0                    19.1

FINANCE                         15.5                    17.7

UTILITIES                       10.7                    8.0

RETAIL & WHOLESALE              7.9                     7.8



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF JANUARY 31, 2000 *                                      AS OF JULY 31, 1999 **

Stocks                          96.1%                         Stocks                             96.5%

Convertible  Securities          0.6%                         Convertible  Securities             0.0%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                 3.3%                         Net Other Assets                    3.5%

* FOREIGN INVESTMENTS            2.6%                         ** FOREIGN INVESTMENTS              0.5%

Row: 1, Col: 1, Value: 96.09999999999999                      Row: 1, Col: 1, Value: 96.5
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.6000000000000001                     Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 3.3                                    Row: 1, Col: 8, Value: 3.5





PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS JANUARY 31, 2000 (UNAUDITED)


Showing Percentage of Net Assets



COMMON STOCKS - 96.1%

                                 SHARES                      VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 2.7%

AEROSPACE & DEFENSE - 1.4%

Cordant Technologies, Inc.        3,320,410                  $ 109,781
(c)

Honeywell International, Inc.     827,187                     39,705

                                                              149,486

SHIP BUILDING & REPAIR - 1.3%

General Dynamics Corp.            3,146,450                   148,276

TOTAL AEROSPACE & DEFENSE                                     297,762

BASIC INDUSTRIES - 0.2%

METALS & MINING - 0.2%

Alcoa, Inc.                       288,200                     20,084

CONSTRUCTION & REAL ESTATE -
0.4%

BUILDING MATERIALS - 0.2%

Masco Corp.                       1,263,400                   25,189

REAL ESTATE INVESTMENT TRUSTS
- 0.2%

Glenborough Realty Trust,         1,633,200                   22,252
Inc. (c)

TOTAL CONSTRUCTION & REAL                                     47,441
ESTATE

DURABLES - 0.9%

CONSUMER ELECTRONICS - 0.2%

Black & Decker Corp.              400,000                     16,025

HOME FURNISHINGS - 0.6%

Newell Rubbermaid, Inc.           2,329,272                   69,878

TEXTILES & APPAREL - 0.1%

Jones Apparel Group, Inc. (a)     500,000                     11,000

TOTAL DURABLES                                                96,903

ENERGY - 7.0%

ENERGY SERVICES - 1.4%

ENSCO International, Inc.         3,183,320                   72,818

Smith International, Inc. (a)     1,485,500                   76,225

                                                              149,043

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

OIL & GAS - 5.6%

Chevron Corp.                     311,200                    $ 26,005

Conoco, Inc. Class B              4,920,452                   115,938

Cooper Cameron Corp. (a)          1,609,960                   79,693

Exxon Mobil Corp.                 3,601,245                   300,704

Santa Fe Snyder Corp. (a)(c)      12,272,315                  89,741

                                                              612,081

TOTAL ENERGY                                                  761,124

FINANCE - 15.5%

BANKS - 4.3%

Bank of America Corp.             150,000                     7,266

Chase Manhattan Corp.             454,500                     36,559

Comerica, Inc.                    5,319,945                   235,075

FleetBoston Financial Corp.       1,084,600                   34,097

Mellon Financial Corp.            1,310,300                   44,960

PNC Financial Corp.               350,300                     16,814

Synovus Finanical Corp.           1,104,500                   20,986

Wells Fargo & Co.                 1,761,100                   70,444

                                                              466,201

CREDIT & OTHER FINANCE - 0.9%

Associates First Capital          2,633,774                   52,675
Corp. Class A

Household International, Inc.     1,226,900                   43,248

                                                              95,923

FEDERAL SPONSORED CREDIT - 4.3%

Fannie Mae                        7,852,500                   470,659

INSURANCE - 4.8%

ACE Ltd.                          1,250,000                   22,109

AFLAC, Inc.                       1,534,000                   66,633

Allmerica Financial Corp.         1,077,200                   50,359

American International Group,     1,086,146                   113,095
Inc.

CIGNA Corp.                       600,000                     43,050

Everest Reinsurance Holdings,     830,300                     20,913
Inc.

Hartford Life, Inc. Class A       1,297,500                   52,792

Marsh & McLennan Companies,       200,000                     18,800
Inc.

RenaissanceRe Holdings Ltd.       222,800                     8,675

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

INSURANCE - CONTINUED

Travelers Property Casualty       2,844,300                  $ 103,106
Corp. Class A

Xl Capital Ltd.                   474,500                     21,412

                                                              520,944

SECURITIES INDUSTRY - 1.2%

Charles Schwab Corp.              1,400,000                   50,488

Morgan Stanley Dean Witter &      1,205,600                   79,871
Co.

                                                              130,359

TOTAL FINANCE                                                 1,684,086

HEALTH - 18.0%

DRUGS & PHARMACEUTICALS - 10.4%

American Home Products Corp.      1,241,800                   58,442

Biogen, Inc. (a)                  150,000                     12,938

Bristol-Myers Squibb Co.          1,740,000                   114,840

Eli Lilly & Co.                   5,071,000                   339,123

Schering-Plough Corp.             13,710,000                  603,239

                                                              1,128,582

MEDICAL EQUIPMENT & SUPPLIES
- 7.6%

Abbott Laboratories               9,611,200                   313,565

Cardinal Health, Inc.             10,806,480                  516,685

                                                              830,250

TOTAL HEALTH                                                  1,958,832

HOLDING COMPANIES - 0.1%

PartnerRe Ltd.                    304,000                     8,816

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.6%

ELECTRICAL EQUIPMENT - 3.5%

General Electric Co.              2,324,400                   310,017

Koninklijke Philips               511,028                     75,504
Electronics NV (NY Shares)

                                                              385,521

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

Ingersoll-Rand Co.                218,800                    $ 10,297

The Stanley Works                 54,400                      1,367

                                                              11,664

TOTAL INDUSTRIAL MACHINERY &                                  397,185
EQUIPMENT

MEDIA & LEISURE - 4.6%

BROADCASTING - 3.0%

CBS Corp. (a)                     1,880,000                   109,628

Clear Channel Communications,     750,000                     64,781
Inc. (a)

Time Warner, Inc.                 1,906,988                   152,440

                                                              326,849

PUBLISHING - 0.4%

McGraw-Hill Companies, Inc.       820,000                     45,971

RESTAURANTS - 1.2%

McDonald's Corp.                  1,425,500                   53,011

Tricon Global Restaurants,        2,501,100                   71,594
Inc. (a)

                                                              124,605

TOTAL MEDIA & LEISURE                                         497,425

NONDURABLES - 3.9%

BEVERAGES - 0.5%

Coca-Cola Enterprises, Inc.       502,600                     12,691

PepsiCo, Inc.                     1,275,000                   43,509

                                                              56,200

FOODS - 1.3%

Quaker Oats Co.                   2,449,900                   145,463

HOUSEHOLD PRODUCTS - 1.6%

Clorox Co.                        602,826                     28,785

Gillette Co.                      812,100                     30,555

Procter & Gamble Co.              1,070,800                   108,017

                                                              167,357

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

TOBACCO - 0.5%

Philip Morris Companies, Inc.     2,662,500                  $ 55,746

TOTAL NONDURABLES                                             424,766

RETAIL & WHOLESALE - 7.9%

APPAREL STORES - 0.1%

Gap, Inc.                         210,637                     9,413

GENERAL MERCHANDISE STORES -
3.7%

Federated Department Stores,      1,241,000                   51,657
Inc. (a)

Kohls Corp. (a)                   37,100                      2,602

Saks, Inc. (a)                    4,357,154                   60,456

Target Corp.                      2,257,500                   149,136

Wal-Mart Stores, Inc.             2,470,400                   135,254

                                                              399,105

GROCERY STORES - 1.2%

Safeway, Inc. (a)                 3,495,500                   133,484

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.9%

Alberto-Culver Co. Class A (c)    4,336,500                   92,693

Home Depot, Inc.                  1,836,450                   103,989

Lowe's Companies, Inc.            1,858,800                   82,949

Staples, Inc. (a)                 1,585,400                   37,752

                                                              317,383

TOTAL RETAIL & WHOLESALE                                      859,385

SERVICES - 0.6%

ADVERTISING - 0.6%

Interpublic Group of              248,500                     11,431
Companies, Inc.

Omnicom Group, Inc.               600,000                     56,213

                                                              67,644

EDUCATIONAL SERVICES - 0.0%

SkillSoft Corp.                   3,500                       49

TOTAL SERVICES                                                67,693

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

TECHNOLOGY - 19.3%

COMMUNICATIONS EQUIPMENT - 4.2%

Cisco Systems, Inc. (a)           2,346,600                  $ 256,953

Lucent Technologies, Inc.         1,451,200                   80,179

Nokia AB sponsored ADR            300,000                     54,900

Nortel Networks Corp.             689,200                     65,375

Turnstone Systems, Inc.           2,000                       58

                                                              457,465

COMPUTER SERVICES & SOFTWARE
- 6.4%

America Online, Inc. (a)          550,000                     31,316

Automatic Data Processing,        1,224,600                   58,092
Inc.

Computer Associates               400,000                     27,475
International, Inc.

Computer Sciences Corp. (a)       509,000                     46,764

DST Systems, Inc. (a)             1,215,600                   75,519

Intuit, Inc. (a)                  520,300                     31,381

Legato Systems, Inc. (a)          100,000                     2,519

Microsoft Corp. (a)               3,874,200                   379,187

NCR Corp. (a)                     980,000                     37,730

Networks Associates, Inc. (a)     400,000                     10,375

                                                              700,358

COMPUTERS & OFFICE EQUIPMENT
- 3.5%

Dell Computer Corp. (a)           1,900,000                   73,031

EMC Corp. (a)                     1,050,000                   111,825

Hewlett-Packard Co.               911,700                     98,692

International Business            900,000                     100,969
Machines Corp.

                                                              384,517

ELECTRONIC INSTRUMENTS - 0.2%

DBT Online, Inc. (a)              794,400                     14,895

Sequenom, Inc.                    3,500                       91

                                                              14,986

ELECTRONICS - 5.0%

Altera Corp. (a)                  161,500                     10,619

Conexant Systems, Inc. (a)        200,000                     16,900

Intel Corp.                       1,926,800                   190,633

JDS Uniphase Corp. (a)            187,000                     38,136

Linear Technology Corp.           1,120,700                   106,116

Motorola, Inc.                    348,700                     47,685

Quantum Effect Devices, Inc.      2,600                       42

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Solectron Corp. (a)               150,000                    $ 10,894

Texas Instruments, Inc.           1,162,600                   125,415

                                                              546,440

TOTAL TECHNOLOGY                                              2,103,766

TRANSPORTATION - 0.7%

RAILROADS - 0.7%

Burlington Northern Santa Fe      3,078,100                   74,067
Corp.

UTILITIES - 10.7%

CELLULAR - 0.6%

ALLTEL Corp.                      132,700                     8,858

QUALCOMM, Inc. (a)                230,000                     29,210

Vodafone AirTouch PLC             400,000                     22,400
sponsored ADR

                                                              60,468

ELECTRIC UTILITY - 1.2%

AES Corp. (a)                     531,600                     42,594

CMS Energy Corp.                  150,700                     4,521

Entergy Corp.                     1,529,200                   38,134

Illinova Corp.                    352,400                     15,418

IPALCO Enterprises, Inc.          1,416,200                   27,527

PG&E Corp.                        8,500                       186

                                                              128,380

TELEPHONE SERVICES - 8.9%

AT&T Corp.                        3,331,781                   175,751

Bell Atlantic Corp.               1,098,200                   68,020

BellSouth Corp.                   2,808,000                   132,152

MCI WorldCom, Inc. (a)            2,342,113                   107,591

SBC Communications, Inc.          8,581,791                   370,090

Sprint Corp. - FON Group          1,305,000                   84,417

U.S. WEST, Inc.                   500,000                     33,250

                                                              971,271

TOTAL UTILITIES                                               1,160,119

TOTAL COMMON STOCKS                                           10,459,454
(Cost $9,148,773)

CONVERTIBLE PREFERRED STOCKS
- 0.6%

                                 SHARES                      VALUE (NOTE 1) (000S)

MEDIA & LEISURE - 0.6%

BROADCASTING - 0.6%

Comcast Corp.:

$1.44 ZONES                       164,200                    $ 17,436

$1.63 ZONES                       392,000                     41,552

(Cost $43,770)                                                58,988

CASH EQUIVALENTS - 4.2%



Central Cash Collateral Fund,     2,621,600                   2,622
5.56% (b)

Taxable Central Cash Fund,        454,853,405                 454,853
5.45% (b)

TOTAL CASH EQUIVALENTS                                        457,475
(Cost $457,475)

TOTAL INVESTMENT PORTFOLIO -                                  10,975,917
100.9%
(Cost $9,650,018)

NET OTHER ASSETS - (0.9)%                                     (96,034)

NET ASSETS - 100%                                           $ 10,879,883


SECURITY TYPE ABBREVIATIONS

ZONES - Zero Premium Option
  Exchangeable Securities

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Affiliated company

INCOME TAX INFORMATION

At January 31, 2000, the aggregate
cost of investment securities for income tax purposes was $9,691,935,000.
Net unrealized appreciation aggre-
gated $1,283,982,000, of which $2,116,616,000 related to appreciated investment securities and $832,634,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                  JANUARY
                                   31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at               $ 10,975,917
value (cost $9,650,018) -
See accompanying schedule

Receivable for investments                  174,472
sold

Receivable for fund shares                  14,160
sold

Dividends receivable                        10,594

Interest receivable                         1,447

Other receivables                           354

 TOTAL ASSETS                               11,176,944

LIABILITIES

Payable for investments         $ 199,623
purchased

Payable for fund shares          89,095
redeemed

Accrued management fee           4,281

Other payables and accrued       1,440
expenses

Collateral on securities         2,622
loaned, at value

 TOTAL LIABILITIES                          297,061

NET ASSETS                                 $ 10,879,883

Net Assets consist of:

Paid in capital                            $ 9,547,042

Undistributed net investment                10,056
income

Accumulated undistributed net               (3,114)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                 1,325,899
(depreciation) on investments

NET ASSETS, for 395,213                    $ 10,879,883
shares outstanding

NET ASSET VALUE, offering                   $27.53
price and redemption price
per share ($10,879,883
(divided by) 395,213 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS       SIX
                           MONTHS ENDED JANUARY 31,
                                   2000 (UNAUDITED)

INVESTMENT INCOME                          $ 72,308
Dividends (including $2,343
received from affiliated
issuers)

Interest                                    9,239

Security lending                            22

 TOTAL INCOME                               81,569

EXPENSES

Management fee Basic fee         $ 38,298

 Performance adjustment           (3,702)

Transfer agent fees               13,650

Accounting and security           505
lending fees

Non-interested trustees'          19
compensation

Custodian fees and expenses       128

Registration fees                 56

Audit                             36

Legal                             46

Miscellaneous                     34

 Total expenses before            49,070
reductions

 Expense reductions               (1,525)   47,545

NET INVESTMENT INCOME                       34,024

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            30,514
(including realized gain
(loss) of   $(5,683) on
sales of investments in
affiliated issuers)

 Foreign currency transactions    (173)     30,341

Change in net unrealized                    (655,631)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                             (625,290)

NET INCREASE (DECREASE) IN                 $ (591,266)
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 34,024                      $ 62,989
income

 Net realized gain (loss)         30,341                        1,195,042

 Change in net unrealized         (655,631)                     801,977
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (591,266)                     2,060,008
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (64,189)                      (38,407)
From net investment income

 From net realized gain           (983,904)                     (597,854)

 TOTAL DISTRIBUTIONS              (1,048,093)                   (636,261)

Share transactions Net            2,203,829                     9,445,534
proceeds from sales of shares

 Reinvestment of distributions    1,017,523                     617,315

 Cost of shares redeemed          (4,985,608)                   (4,574,330)

 NET INCREASE (DECREASE) IN       (1,764,256)                   5,488,519
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (3,403,615)                   6,912,266
IN NET ASSETS

NET ASSETS

 Beginning of period              14,283,498                    7,371,232

 End of period (including        $ 10,879,883                  $ 14,283,498
undistributed net investment
income of $10,056 and
$45,206, respectively)

OTHER INFORMATION
Shares

 Sold                             77,033                        331,300

 Issued in reinvestment of        34,903                        26,258
distributions

 Redeemed                         (175,378)                     (161,099)

 Net increase (decrease)          (63,442)                      196,459


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

                                 (UNAUDITED)                   1999                  1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 31.14                       $ 28.11               $ 25.07  $ 17.24  $ 16.04  $ 11.68
period

Income from Invest- ment
Operations

Net investment income             .07 D                         .17 D                 .17 D    .20 D    .11      .05

Net realized and unrealized       (1.40)                        5.18                  5.21     8.09     2.25     4.47
gain (loss)

Total from  investment            (1.33)                        5.35                  5.38     8.29     2.36     4.52
operations

Less Distributions

 From net investment income       (.14)                         (.13)                 (.15)    (.09)    (.09)    (.01)

From net realized gain            (2.14)                        (2.19)                (2.19)   (.37)    (1.07)   (.15)

Total distributions               (2.28)                        (2.32)                (2.34)   (.46)    (1.16)   (.16)

Net asset value, end of period   $ 27.53                       $ 31.14               $ 28.11  $ 25.07  $ 17.24  $ 16.04

TOTAL RETURN B, C                 (4.67)%                       21.90%                23.81%   49.21%   15.44%   39.14%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period       $ 10,880                      $ 14,283              $ 7,371  $ 4,368  $ 1,220  $ 465
(in millions)

Ratio of expenses to average      .74% A                        .87%                  .89%     .95%     1.02%    1.21%
net assets

Ratio of expenses to average      .71% A, E                     .84% E                .86% E   .92% E   .99% E   1.19% E
net assets  after expense
reductions

Ratio of net invest- ment         .51% A                        .58%                  .64%     .99%     .86%     .78%
income  to average  net
assets

Portfolio turnover rate           84% A                         104%                  109%     141%     129%     162%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Dividend Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES - CONTINUED

that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management &

2. OPERATING POLICIES - CONTINUED

JOINT TRADING ACCOUNT - CONTINUED

Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, and other obligations found satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the funds may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as either interest income or security lending income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $5,364,708,000 and $8,004,329,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .52% of average net assets after the performance adjustment.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $353,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $2,684,000. The fund received cash collateral of $2,622,000 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,282,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $1,000 and $242,000 respectively, under these arrangements.

7. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS AFFILIATE       PURCHASE COST      SALES COST      DIVIDEND INCOME      VALUE

Alberto-Culver Co. Class A           $ -                $ -             $ 282                $ 92,693

Cordant Technologies, Inc.            12,775             542             599                  109,781

Forrester Research, Inc.              -                  2,347           -                    -

Glenborough Realty Trust, Inc.        -                  3,058           1,462                22,252

Santa Fe Snyder Corp.                 20,912             15,627          -                    89,741

TOTALS                               $ 33,687           $ 21,574        $ 2,343              $ 314,467


MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

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INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB ADVISERS
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 (U.K.) Inc.
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 (Far East) Inc.
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OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Charles A. Mangum, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy  *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

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SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

DGF-SANN-0300  95069
1.470802.102

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

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FIDELITY(REGISTERED TRADEMARK)
GROWTH & INCOME
PORTFOLIO

SEMIANNUAL REPORT
JANUARY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  22  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 26  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

While no major Y2K glitches disrupted the financial markets to start the new year, inflation worries re-emerged to hinder stock performance throughout January. The S&P 500(Registered trademark) and Dow Jones Industrial Average each fell approximately 5%, while the technology-oriented NASDAQ Index dropped more than 3% for the month. In bond markets, the potential for further rate hikes as a pre-emptive move against inflation continued to be an obstacle to fixed-income performance.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY GROWTH & INCOME        1.89%          4.16%        182.97%       444.63%

S&P 500                         5.59%          10.35%       225.05%       442.52%

Growth & Income Funds Average   1.02%          6.97%        152.24%       300.81%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 978 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY GROWTH & INCOME          4.16%        23.13%        18.47%

S&P 500                           10.35%       26.59%        18.42%

Growth & Income Funds Average     6.97%        19.94%        14.62%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Growth & Income             S&P 500
             00027                       SP001
  1990/01/31      10000.00                    10000.00
  1990/02/28      10153.66                    10129.00
  1990/03/31      10332.00                    10397.42
  1990/04/30      10065.49                    10137.48
  1990/05/31      10809.25                    11125.89
  1990/06/30      10759.01                    11050.23
  1990/07/31      10684.04                    11014.87
  1990/08/31       9771.83                    10019.13
  1990/09/30       9208.36                     9531.20
  1990/10/31       9189.18                     9490.21
  1990/11/30       9643.20                    10103.28
  1990/12/31       9835.93                    10385.16
  1991/01/31      10734.21                    10837.95
  1991/02/28      11638.96                    11612.87
  1991/03/31      12280.09                    11893.90
  1991/04/30      12449.20                    11922.44
  1991/05/31      13164.67                    12437.49
  1991/06/30      12270.55                    11867.86
  1991/07/31      13022.34                    12420.90
  1991/08/31      13401.50                    12715.27
  1991/09/30      13283.30                    12502.93
  1991/10/31      13520.86                    12670.47
  1991/11/30      12814.96                    12159.85
  1991/12/31      13951.45                    13550.93
  1992/01/31      14285.08                    13298.89
  1992/02/29      14598.29                    13471.77
  1992/03/31      14298.44                    13209.07
  1992/04/30      14619.98                    13597.42
  1992/05/31      14674.72                    13664.05
  1992/06/30      14386.33                    13460.45
  1992/07/31      14682.18                    14010.98
  1992/08/31      14530.81                    13723.76
  1992/09/30      14679.65                    13885.70
  1992/10/31      14795.91                    13934.30
  1992/11/30      15253.19                    14409.46
  1992/12/31      15560.95                    14586.70
  1993/01/31      15995.18                    14709.22
  1993/02/28      16176.76                    14909.27
  1993/03/31      16770.48                    15223.86
  1993/04/30      16746.66                    14855.44
  1993/05/31      17096.04                    15253.56
  1993/06/30      17359.28                    15297.80
  1993/07/31      17487.04                    15236.61
  1993/08/31      18173.74                    15814.08
  1993/09/30      18272.67                    15692.31
  1993/10/31      18477.16                    16017.14
  1993/11/30      18060.01                    15864.97
  1993/12/31      18599.90                    16056.94
  1994/01/31      19303.04                    16602.88
  1994/02/28      18934.73                    16152.94
  1994/03/31      18101.78                    15448.67
  1994/04/30      18463.31                    15646.41
  1994/05/31      18522.16                    15903.02
  1994/06/30      18200.69                    15513.39
  1994/07/31      18724.33                    16022.23
  1994/08/31      19442.22                    16679.14
  1994/09/30      19216.49                    16270.50
  1994/10/31      19445.47                    16636.59
  1994/11/30      18723.31                    16030.68
  1994/12/31      19021.58                    16268.42
  1995/01/31      19247.06                    16690.26
  1995/02/28      19815.28                    17340.68
  1995/03/31      20438.86                    17852.40
  1995/04/30      21009.63                    18378.16
  1995/05/31      21607.57                    19112.73
  1995/06/30      21997.56                    19556.72
  1995/07/31      22834.52                    20205.22
  1995/08/31      23007.37                    20255.94
  1995/09/30      23932.48                    21110.74
  1995/10/31      23820.38                    21035.37
  1995/11/30      24941.34                    21958.82
  1995/12/31      25751.85                    22381.75
  1996/01/31      26608.65                    23143.63
  1996/02/29      26903.78                    23358.17
  1996/03/31      27132.66                    23583.11
  1996/04/30      27409.72                    23930.72
  1996/05/31      27935.18                    24547.89
  1996/06/30      28107.60                    24641.42
  1996/07/31      27033.92                    23552.76
  1996/08/31      27455.72                    24049.49
  1996/09/30      28904.96                    25403.00
  1996/10/31      29363.77                    26103.61
  1996/11/30      31218.96                    28076.78
  1996/12/31      30908.50                    27520.58
  1997/01/31      32226.11                    29240.07
  1997/02/28      32588.20                    29469.31
  1997/03/31      31255.98                    28258.42
  1997/04/30      32920.68                    29945.44
  1997/05/31      34696.35                    31768.52
  1997/06/30      36492.04                    33191.75
  1997/07/31      38972.09                    35832.82
  1997/08/31      36856.46                    33825.47
  1997/09/30      38835.06                    35678.09
  1997/10/31      37800.44                    34486.44
  1997/11/30      39294.90                    36082.82
  1997/12/31      40234.76                    36702.36
  1998/01/31      40857.82                    37108.29
  1998/02/28      43392.30                    39784.53
  1998/03/31      45338.70                    41821.90
  1998/04/30      45412.78                    42242.63
  1998/05/31      44883.62                    41516.48
  1998/06/30      46696.20                    43202.88
  1998/07/31      46399.11                    42742.77
  1998/08/31      40085.95                    36563.02
  1998/09/30      42833.75                    38905.24
  1998/10/31      46005.80                    42069.80
  1998/11/30      48689.84                    44619.65
  1998/12/31      51624.58                    47190.63
  1999/01/31      52289.03                    49164.14
  1999/02/28      51309.24                    47636.12
  1999/03/31      52625.53                    49542.04
  1999/04/30      53934.40                    51460.81
  1999/05/31      52557.83                    50245.82
  1999/06/30      55113.82                    53034.46
  1999/07/31      53451.58                    51378.72
  1999/08/31      52716.58                    51124.40
  1999/09/30      51476.66                    49723.08
  1999/10/31      54091.69                    52869.56
  1999/11/30      54605.14                    53944.39
  1999/12/31      57001.51                    57121.72
  2000/01/31      54463.28                    54251.92
IMATRL PRASUN   SHR__CHT 20000131 20000306 105135 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Growth & Income Portfolio on January 31, 1990. As the chart shows, by January 31, 2000, the value of the investment would have grown to $54,463 - a 444.63% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $54,252 - a 442.52% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share
price and return of a fund that
invests in stocks will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.

* THE LIPPER LARGE-CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER LARGE-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF JANUARY 31, 2000, THE SIX MONTH, ONE YEAR, FIVE YEAR AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP CORE FUNDS AVERAGE WERE 8.28%, 12.75%, 194.35%, AND 372.24%, RESPECTIVELY. THE ONE YEAR, FIVE YEAR AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS WERE 12.75%, 23.99%, AND 16.63%, RESPECTIVELY. THE SIX MONTH, ONE YEAR, FIVE YEAR AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE LARGE-CAP SUPERGROUP AVERAGE WERE 10.61%, 14.76%, 208.98% AND 407.99%, RESPECTIVELY. THE ONE YEAR, FIVE YEAR AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS WERE 14.76%, 24.87%, AND 17.31%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

What goes up must come down. Or
must it? Technology stocks seemed
united in their quest to prove this
age-old theory wrong during the six
months that ended January 31, 2000.
Driven in large part by investors'
ongoing fancy with the Internet and
dot.com stocks, the technology sector
- as measured by the NASDAQ
Index - returned 49.52% during
the six-month period. In contrast,
the Standard & Poor's 500  Index,
which serves as a general barometer
of overall U.S. stock performance,
returned 5.59%. It wasn't only the
industry leaders that got into the
act, either, as the technology rally
included scores of smaller and
medium-sized stocks. The Russell
2000(Registered trademark) Index - a popular gauge of small-cap stock performance - returned a respectable 12.25% during the period. The NASDAQ, however, continued to be the index du jour during the period - the index was at around 2700 points when the period began, crossed
4000 before New Year's and ended
January just under that threshold.
Since many tech stocks rose despite
a lack of discernible earnings, these
gains perplexed some money
managers, especially those that feel a
company's stock price follows its
earnings growth. Sensing that the
Federal Reserve Board would raise
interest rates in early February, tech
stocks sold off some throughout
January. Time will tell, though, if it's only a speed bump.

(photograph of Steven Kaye)

An interview with Steven Kaye, Portfolio Manager of Fidelity Growth & Income Portfolio

Q. HOW DID THE FUND PERFORM, STEVE?

A. For the six-month period ending January 31, 2000, the fund returned 1.89%. This outpaced the growth and income funds average tracked by Lipper Inc., which returned 1.02% during that time frame. However, the fund's performance trailed the Standard & Poor's 500 Index, which returned 5.59% over the past six months. For the 12 months ending January 31, 2000, the fund returned 4.16%, while the S&P 500 and the Lipper average were up 10.35% and 6.97%, respectively.

Q. WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?

A. Much of the period - particularly the fourth quarter of 1999 - was, in my opinion, unprecedented for its speculative, momentum-driven run in technology and wireless telecommunications, leaving the rest of the market well behind. Given our underweighting in these sectors relative to the S&P 500, it's clear why the fund underperformed its benchmark. Wireless data standout Qualcomm, for example - which the fund didn't own - was up 272% in the fourth quarter alone, and tech names Oracle and Yahoo! were each up over 140%.

Q. STILL, TECHNOLOGY WAS THE FUND'S LARGEST SECTOR WEIGHTING AT THE END OF THE PERIOD. WHAT OPPORTUNITIES DID YOU SEEK IN THAT INDUSTRY?

A. I focused on the industry's more stable, predictable growers - names such as Cisco, Microsoft and Intel, three of the fund's top-five performers for the period. While I did increase the fund's tech weighting from 16% six months ago to approximately 25% at the close of the period, which helped the fund beat its peers, it didn't seem wise in the long run to equal the S&P's nearly 30% weighting in the sector.

Q. WHY NOT?

A. Well, for one thing, speculative bubbles at some point do end. For another, some of the tech sector's meteoric rise came at the expense of common-sense, fundamental investment principles. More than a few technology stocks experienced double- and even triple-digit gains, yet did so by discounting heavily onto the future. That's not the kind of investment that this fund is in the habit of chasing.

Q. WHAT OTHER STRATEGIES DID YOU EMPLOY TO LIFT THE FUND'S
PERFORMANCE?

A. I bumped up its health care weighting. After subpar performance throughout much of 1999, health stocks rallied late in the period as investors began to recognize the industry's steady growth rates, reasonable valuations, and a lessening of fears concerning governmental price controls. Also, this sector traditionally does well regardless of economic conditions, and that proved true once again.

Q. WHAT STOCKS WERE PARTICULARLY STRONG PERFORMERS DURING THE PERIOD?

A. Several of the fund's health care picks, including Warner-Lambert and Amgen, were among the fund's best contributors. GE, the fund's largest holding, also was its best performer. Several of its subsidiary enterprises in addition to the stalwart GE Capital were particularly strong. Its power systems businesses - gas turbine engines, for one example - were great earnings growth stories, benefiting from increased demand around the world. American Express, which topped an otherwise lackluster finance sector, was a big beneficiary of the Internet; online transactions are made entirely by credit card, versus the costlier bricks and mortar world where checks and cash are also accepted. Also, AMEX's launch of its new "Blue" Internet-friendly credit card was very successful.

Q. WHAT STOCKS DID NOT LIVE UP TO YOUR EXPECTATIONS?

A. MCI WorldCom disappointed. A slowdown in its voice long-distance business led to a slowdown in revenue growth. Ongoing tobacco litigation drove Philip Morris' stock down to its lowest price since 1994. I cut back appreciably on this holding. Finance stocks Associates First Capital and Fannie Mae struggled against rising interest rates, although Associates did compound its problems by missing its earnings expectations.

Q. WHAT'S YOUR OUTLOOK, STEVE?

A. It does not appear at this point that the Federal Reserve Board's interest-rate hikes have slowed the U.S. economy, so my guess is that we still have a few rate hikes to go. Once the rate hikes come to an end, I think steady growers such as large-cap pharmaceuticals stocks have a brighter outlook than the more speculative issues. I will, however, keep my eyes open for bargains within the technology and wireless sectors, particularly Internet infrastructure plays that I believe have real business models and several years of strong growth ahead of them.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to seek a high total
return through a combination
of current income and capital
appreciation

FUND NUMBER: 027

TRADING SYMBOL: FGRIX

START DATE: December 30, 1985

SIZE: as of January 31,
2000, more than $44.8
billion

MANAGER: Steven Kaye, since
1993; manager, Fidelity Blue
Chip Growth Fund, 1990-
1992; Fidelity Select Energy
Services, Biotechnology and
Health Care Portfolios,
1986-
1990; joined Fidelity in
1985

STEVEN KAYE ON THE
PROSPECTS FOR HEALTH CARE
STOCKS:

"While it's no secret that the
health care sector experienced a
less-than-stellar 1999, I think its
prospects are fairly bright in 2000,
and it could emerge as one of the
market's best-performing sectors
during the year.

"There are several reasons why I'm
bullish about the sector's
potential. First, many of the issues
surrounding the industry's decline
in 1999 have subsided, including
the threat of onerous government
pricing regulation and Medicare
reform. Any Medicare reform at
this point shouldn't be so toxic to
the health care industry that price
controls become necessary. Second,
many drug stocks maintained
good growth rates in 1999 but
were hurt by the overhang of
fading product pipelines. Today,
however, I see plenty of new
products in the pipeline, and with
swift FDA approval rates, there is
always the possibility for a new
blockbuster drug right around the
corner.

"Also, as I mentioned earlier in the
report, the health care sector
historically has stood up well in a
down economy. If the Fed's actions
succeed in slowing the economy,
traditionally stable, steady
growers such as health care
should outperform the overall
market. We've already seen that in
January. Technology finally
experienced a dip, and health care
was the month's best performing
sector. Of course, its only one
month out of 12, but so far, the
conditions are in place for health
care to enjoy a very prosperous
new year."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF JANUARY
31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

General Electric Co.            4.8                     4.3

Microsoft Corp.                 4.8                     3.2

Exxon Mobil Corp.               3.7                     3.0

Cisco Systems, Inc.             2.9                     1.3

Merck & Co., Inc.               2.7                     2.5

American Express Co.            2.3                     2.1

Intel Corp.                     2.2                     1.0

Fannie Mae                      2.1                     2.2

Wal-Mart Stores, Inc.           2.1                     1.3

Procter & Gamble Co.            1.8                     1.4

                                29.4                    22.3

TOP FIVE MARKET SECTORS AS OF
JANUARY 31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

TECHNOLOGY                      25.5                    16.1

FINANCE                         14.4                    15.9

HEALTH                          13.8                    13.0

UTILITIES                       7.2                     8.4

ENERGY                          5.9                     5.8



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF JANUARY 31, 2000 *                                         AS OF JULY 31, 1999 **

Stocks and equity futures       95.7%                            Stocks                             93.2%

Convertible Securities           0.5%                            Bonds                               0.4%

Short-Term Investments and                                       Convertible Securities              0.6%
Net Other Assets                 3.8%

                                                                 Short-Term Investments and
                                                                 Net Other Assets                    5.8%

* FOREIGN  INVESTMENTS           3.8%                            ** FOREIGN INVESTMENTS              3.3.%

Row: 1, Col: 1, Value: 95.59999999999999                         Row: 1, Col: 1, Value: 93.2
Row: 1, Col: 2, Value: 0.0                                       Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                       Row: 1, Col: 3, Value: 0.4
Row: 1, Col: 4, Value: 0.0                                       Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.5                                       Row: 1, Col: 5, Value: 0.6000000000000001
Row: 1, Col: 6, Value: 0.0                                       Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                       Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 3.9                                       Row: 1, Col: 8, Value: 5.8





PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS JANUARY 31, 2000 (UNAUDITED)


Showing Percentage of Net Assets



COMMON STOCKS - 94.9%

                                 SHARES                    VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 1.8%

AEROSPACE & DEFENSE - 1.4%

Boeing Co.                        4,627,600                $ 205,061

Honeywell International, Inc.     4,726,113                 226,853

Northrop Grumman Corp.            748,400                   37,607

Textron, Inc.                     1,111,400                 66,337

United Technologies Corp.         1,312,100                 69,459

                                                            605,317

SHIP BUILDING & REPAIR - 0.4%

General Dynamics Corp.            3,892,800                 183,448

TOTAL AEROSPACE & DEFENSE                                   788,765

BASIC INDUSTRIES - 1.9%

CHEMICALS & PLASTICS - 1.1%

E. I. du Pont de Nemours and      2,292,200                 135,240
Co.

IMC Global, Inc.                  4,661,000                 76,324

Monsanto Co.                      5,435,800                 191,952

Union Carbide Corp.               1,544,400                 86,486

                                                            490,002

IRON & STEEL - 0.1%

Nucor Corp.                       341,400                   16,985

METALS & MINING - 0.2%

Alcoa, Inc.                       1,362,000                 94,914

PACKAGING & CONTAINERS - 0.5%

Corning, Inc.                     1,496,300                 230,804

PAPER & FOREST PRODUCTS - 0.0%

International Paper Co.           100,000                   4,763

TOTAL BASIC INDUSTRIES                                      837,468

CONSTRUCTION & REAL ESTATE -
1.2%

BUILDING MATERIALS - 0.1%

Fortune Brands, Inc.              1,506,400                 43,686

REAL ESTATE INVESTMENT TRUSTS
- 1.1%

CBL & Associates Properties,      2,151,900                 45,324
Inc. (d)

Equity Office Properties Trust    6,446,590                 164,791

Equity Residential Properties     3,577,365                 148,461
Trust (SBI)

Manufactured Home                 921,400                   22,114
Communities, Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- CONTINUED

Public Storage, Inc.              3,540,100                $ 80,316

The Rouse Co.                     71,400                    1,589

Urban Shopping Centers, Inc.      716,400                   19,970

                                                            482,565

TOTAL CONSTRUCTION & REAL                                   526,251
ESTATE

DURABLES - 1.3%

AUTOS, TIRES, & ACCESSORIES -
0.8%

Ford Motor Co.                    4,000,000                 199,000

General Motors Corp.              1,557,438                 125,276

TRW, Inc.                         1,013,800                 44,417

                                                            368,693

CONSUMER DURABLES - 0.4%

Minnesota Mining &                1,753,700                 164,190
Manufacturing Co.

CONSUMER ELECTRONICS - 0.0%

General Motors Corp. Class H      219,800                   24,728
(a)

TEXTILES & APPAREL - 0.1%

Unifi, Inc. (a)(d)                3,831,300                 42,384

TOTAL DURABLES                                              599,995

ENERGY - 5.9%

ENERGY SERVICES - 0.2%

Schlumberger Ltd.                 1,700,800                 103,855

OIL & GAS - 5.7%

BP Amoco PLC sponsored ADR        7,362,220                 395,719

Chevron Corp.                     1,730,900                 144,638

Exxon Mobil Corp.                 19,801,947                1,653,463

Royal Dutch Petroleum Co. (NY     6,333,200                 348,722
Shares)

                                                            2,542,542

TOTAL ENERGY                                                2,646,397

FINANCE - 14.3%

BANKS - 2.8%

Bank of America Corp.             1,182,906                 57,297

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

Bank of New York Co., Inc.        10,826,508               $ 439,827

Bank One Corp.                    2,306,900                 68,774

Chase Manhattan Corp.             1,965,600                 158,108

FleetBoston Financial Corp.       2,369,998                 74,507

Mellon Financial Corp.            3,324,000                 114,055

Wachovia Corp.                    2,929,800                 187,690

Wells Fargo & Co.                 4,568,900                 182,756

                                                            1,283,014

CREDIT & OTHER FINANCE - 4.0%

American Express Co.              6,107,730                 1,006,630

Associates First Capital          15,315,038                306,301
Corp. Class A

Capital Trust, Inc. (a)(d)        1,635,782                 6,748

Citigroup, Inc.                   7,291,295                 418,794

Household International, Inc.     1,176,540                 41,473

                                                            1,779,946

FEDERAL SPONSORED CREDIT - 4.2%

Fannie Mae                        15,450,800                926,082

Freddie Mac                       9,882,800                 495,993

SLM Holding Corp. (d)             12,058,450                469,526

                                                            1,891,601

INSURANCE - 2.6%

Allmerica Financial Corp.         1,216,100                 56,853

American International Group,     7,179,500                 747,565
Inc.

Hartford Financial Services       4,563,700                 173,991
Group, Inc.

Marsh & McLennan Companies,       27,600                    2,594
Inc.

MBIA, Inc.                        3,362,700                 168,345

The Chubb Corp.                   50,800                    2,858

                                                            1,152,206

SECURITIES INDUSTRY - 0.7%

Charles Schwab Corp.              891,100                   32,135

Daiwa Securities Co. Ltd.         1,784,000                 28,982

Morgan Stanley Dean Witter &      3,892,600                 257,885
Co.

                                                            319,002

TOTAL FINANCE                                               6,425,769

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

HEALTH - 13.8%

DRUGS & PHARMACEUTICALS - 11.2%

Allergan, Inc.                    3,432,000                $ 195,624

American Home Products Corp.      7,944,000                 373,865

Amgen, Inc. (a)                   7,970,100                 507,596

Bausch & Lomb, Inc.               791,600                   49,079

Bristol-Myers Squibb Co.          9,891,600                 652,846

Eli Lilly & Co.                   9,066,332                 606,311

Forest Laboratories, Inc. (a)     648,500                   43,774

Merck & Co., Inc.                 15,540,300                1,224,770

Pfizer, Inc.                      3,917,404                 142,496

QLT PhotoTherapeutics, Inc.       796,200                   53,985
(a)

Schering-Plough Corp.             6,540,400                 287,778

Teva Pharmaceutical               1,800,000                 117,788
Industries Ltd. ADR

Warner-Lambert Co.                7,969,580                 756,612

                                                            5,012,524

MEDICAL EQUIPMENT & SUPPLIES
- 2.2%

Abbott Laboratories               463,500                   15,122

Baxter International, Inc.        3,147,900                 201,072

Becton, Dickinson & Co.           6,831,600                 178,903

C. R. Bard, Inc. (d)              4,381,200                 196,059

Cardinal Health, Inc.             1,194,400                 57,107

Guidant Corp. (a)                 515,200                   27,112

Johnson & Johnson                 1,052,500                 90,581

Medtronic, Inc.                   2,243,790                 102,653

Stryker Corp.                     1,597,200                 100,624

                                                            969,233

MEDICAL FACILITIES MANAGEMENT
- 0.4%

United HealthCare Corp.           672,800                   35,658

Wellpoint Health Networks,        2,206,200                 150,022
Inc. (a)

                                                            185,680

TOTAL HEALTH                                                6,167,437

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.1%

ELECTRICAL EQUIPMENT - 5.0%

Emerson Electric Co.              1,224,000                 67,397

General Electric Co.              16,220,400                2,163,391

                                                            2,230,788

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

Caterpillar, Inc.                 491,400                  $ 20,854

Ingersoll-Rand Co.                846,100                   39,820

                                                            60,674

TOTAL INDUSTRIAL MACHINERY &                                2,291,462
EQUIPMENT

MEDIA & LEISURE - 3.7%

BROADCASTING - 1.9%

CBS Corp. (a)                     2,457,234                 143,287

Clear Channel Communications,     400,000                   34,550
Inc. (a)

Comcast Corp. Class A             3,042,200                 139,941
(special)

Infinity Broadcasting Corp.       1,196,000                 38,870
Class A

MediaOne Group, Inc. (a)          2,087,000                 165,917

Time Warner, Inc.                 4,055,364                 324,176

                                                            846,741

ENTERTAINMENT - 0.7%

Viacom, Inc. Class B              2,851,200                 157,885
(non-vtg.) (a)

Walt Disney Co.                   4,879,400                 177,183

                                                            335,068

LODGING & GAMING - 0.3%

Mirage Resorts, Inc. (a)          990,300                   12,379

Starwood Hotels & Resorts         5,672,543                 136,141
Worldwide, Inc. unit

                                                            148,520

PUBLISHING - 0.2%

Times Mirror Co. Class A          1,251,100                 74,049

RESTAURANTS - 0.6%

McDonald's Corp.                  2,131,500                 79,265

Starbucks Corp. (a)               1,900,700                 60,822

Tricon Global Restaurants,        4,339,410                 124,216
Inc. (a)

                                                            264,303

TOTAL MEDIA & LEISURE                                       1,668,681

NONDURABLES - 5.7%

BEVERAGES - 1.6%

Anheuser-Busch Companies,         2,856,100                 192,787
Inc.

PepsiCo, Inc.                     6,607,400                 225,478

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

BEVERAGES - CONTINUED

The Coca-Cola Co.                 3,755,200                $ 215,689

Whitman Corp.                     5,930,400                 74,501

                                                            708,455

FOODS - 1.4%

Bestfoods                         2,530,200                 110,064

H. J. Heinz Co.                   360,000                   13,388

Nabisco Group Holdings Corp.      1,439,100                 12,412

Nestle SA (Reg.)                  38,500                    62,888

Quaker Oats Co.                   1,986,090                 117,924

Ralston Purina Co.                945,321                   26,528

Sara Lee Corp.                    4,380,700                 80,769

Sysco Corp.                       5,681,700                 202,055

                                                            626,028

HOUSEHOLD PRODUCTS - 2.2%

Avon Products, Inc.               1,363,600                 43,380

Colgate-Palmolive Co.             964,300                   57,135

Gillette Co.                      2,699,000                 101,550

Procter & Gamble Co.              7,867,900                 793,674

                                                            995,739

TOBACCO - 0.5%

Philip Morris Companies, Inc.     10,653,200                223,051

TOTAL NONDURABLES                                           2,553,273

RETAIL & WHOLESALE - 5.5%

APPAREL STORES - 0.2%

The Limited, Inc.                 2,797,800                 85,857

DRUG STORES - 0.9%

CVS Corp.                         5,641,468                 197,099

Walgreen Co.                      8,247,800                 227,845

                                                            424,944

GENERAL MERCHANDISE STORES -
2.3%

Kohls Corp. (a)                   423,100                   29,670

Target Corp.                      937,600                   61,940

Wal-Mart Stores, Inc.             16,817,100                920,736

                                                            1,012,346

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

GROCERY STORES - 0.3%

Kroger Co. (a)                    2,423,324                $ 42,105

Safeway, Inc. (a)                 2,132,900                 81,450

                                                            123,555

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.8%

Home Depot, Inc.                  13,753,050                778,766

Staples, Inc. (a)                 1,658,700                 39,498

                                                            818,264

TOTAL RETAIL & WHOLESALE                                    2,464,966

SERVICES - 1.7%

ADVERTISING - 0.6%

Interpublic Group of              2,634,334                 121,179
Companies, Inc.

Omnicom Group, Inc.               1,581,400                 148,157

                                                            269,336

EDUCATIONAL SERVICES - 0.0%

SkillSoft Corp.                   14,700                    206

LEASING & RENTAL - 0.1%

Marubeni Corp.                    12,737,000                50,040

SERVICES - 1.0%

ACNielsen Corp. (a)               841,332                   17,247

Ecolab, Inc.                      1,458,900                 51,335

Gartner Group, Inc. Class B       3,232,338                 44,041
(a)

H&R Block, Inc. (d)               5,231,500                 225,608

Viad Corp.                        3,377,700                 88,876

                                                            427,107

TOTAL SERVICES                                              746,689

TECHNOLOGY - 25.3%

COMMUNICATIONS EQUIPMENT - 4.8%

3Com Corp. (a)                    350,000                   17,763

ADC Telecommunications, Inc.      2,221,700                 146,493
(a)

Cisco Systems, Inc. (a)           11,659,600                1,276,726

Lucent Technologies, Inc.         4,480,029                 247,522

Nokia AB sponsored ADR            894,100                   163,620

Nortel Networks Corp.             983,300                   93,272

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMMUNICATIONS EQUIPMENT -
CONTINUED

Telefonaktiebolaget LM            1,769,900                $ 131,968
Ericsson sponsored ADR

Tellabs, Inc. (a)                 1,197,000                 64,638

Turnstone Systems, Inc.           8,500                     247

                                                            2,142,249

COMPUTER SERVICES & SOFTWARE
- 9.6%

America Online, Inc. (a)          1,800,000                 102,488

At Home Corp. Series A (a)        253,900                   9,152

Automatic Data Processing,        7,063,000                 335,051
Inc.

BEA Systems, Inc. (a)             237,600                   17,909

Ceridian Corp. (a)(d)             7,815,900                 125,054

Citrix Systems, Inc. (a)          340,000                   46,665

Computer Associates               1,564,200                 107,441
International, Inc.

Compuware Corp. (a)               1,029,600                 21,815

DST Systems, Inc. (a)             1,214,100                 75,426

Electronic Data Systems Corp.     3,149,900                 213,012

First Data Corp.                  1,673,400                 82,101

Healtheon/Web Maryland Corp.      942,730                   61,277

IMS Health, Inc. (d)              17,493,400                392,508

Intuit, Inc. (a)                  617,500                   37,243

Litton Industries, Inc. (a)(d)    3,066,800                 130,147

Lycos, Inc. (a)                   659,900                   48,461

Microsoft Corp. (a)               21,961,700                2,149,501

Oracle Corp. (a)                  6,344,120                 316,909

Siebel Systems, Inc. (a)          100,000                   9,169

Yahoo!, Inc. (a)                  94,400                    30,403

                                                            4,311,732

COMPUTERS & OFFICE EQUIPMENT
- 5.2%

Compaq Computer Corp.             3,550,000                 97,181

Dell Computer Corp. (a)           4,589,200                 176,397

EMC Corp. (a)                     3,426,900                 364,965

Gateway, Inc. (a)                 250,900                   15,352

Hewlett-Packard Co.               2,505,900                 271,264

International Business            4,392,600                 492,795
Machines Corp.

Juniper Networks, Inc.            593,100                   80,254

Pitney Bowes, Inc.                8,900,300                 436,115

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

Seagate Technology, Inc. (a)      1,550,000                $ 62,097

Sun Microsystems, Inc. (a)        3,898,200                 306,252

                                                            2,302,672

ELECTRONIC INSTRUMENTS - 0.2%

Applied Materials, Inc. (a)       644,500                   88,458

DBT Online, Inc. (a)              500,000                   9,375

Sequenom, Inc.                    14,800                    385

                                                            98,218

ELECTRONICS - 5.5%

Analog Devices, Inc. (a)          807,200                   75,473

Intel Corp.                       9,947,100                 984,141

JDS Uniphase Corp. (a)            175,000                   35,689

Linear Technology Corp.           555,900                   52,637

Motorola, Inc.                    2,767,700                 378,483

Quantum Effect Devices, Inc.      10,700                    171

Texas Instruments, Inc.           2,823,300                 304,563

Tyco International Ltd.           14,776,400                631,691

                                                            2,462,848

TOTAL TECHNOLOGY                                            11,317,719

TRANSPORTATION - 0.6%

AIR TRANSPORTATION - 0.4%

AMR Corp. (a)                     907,600                   48,840

Southwest Airlines Co.            8,639,663                 137,695

                                                            186,535

RAILROADS - 0.2%

Burlington Northern Santa Fe      4,033,200                 97,049
Corp.

TOTAL TRANSPORTATION                                        283,584

UTILITIES - 7.1%

CELLULAR - 1.4%

ALLTEL Corp.                      1,515,400                 101,153

Nextel Communications, Inc.       1,583,000                 168,392
Class A (a)

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Sprint Corp. - PCS Group          1,550,000                $ 170,597
Series 1 (a)

Vodafone AirTouch PLC             3,575,450                 200,225
sponsored ADR

                                                            640,367

ELECTRIC UTILITY - 0.1%

Duke Energy Corp.                 259,900                   15,009

FPL Group, Inc.                   241,900                   10,205

PG&E Corp.                        151,500                   3,324

                                                            28,538

GAS - 0.4%

Enron Corp.                       2,440,000                 164,548

Williams Companies, Inc.          751,500                   29,121

                                                            193,669

TELEPHONE SERVICES - 5.2%

AT&T Corp.                        8,592,950                 453,278

Bell Atlantic Corp.               3,443,186                 213,262

BellSouth Corp.                   7,584,400                 356,941

GTE Corp.                         3,262,400                 239,175

MCI WorldCom, Inc. (a)            8,452,914                 388,306

SBC Communications, Inc.          15,595,800                672,569

                                                            2,323,531

TOTAL UTILITIES                                             3,186,105

TOTAL COMMON STOCKS                                         42,504,561
(Cost $24,547,135)

CONVERTIBLE PREFERRED STOCKS
- 0.2%



BASIC INDUSTRIES - 0.1%

CHEMICALS & PLASTICS - 0.1%

Sealed Air Corp. Series A,        1,054,927                 56,175
$2.00

FINANCE - 0.1%

CREDIT & OTHER FINANCE - 0.1%

Union Pacific Capital Trust       1,377,000                 55,080
$3.125 TIDES (e)

TOTAL CONVERTIBLE PREFERRED                                 111,255
STOCKS
(Cost $110,600)



CONVERTIBLE BONDS - 0.3%

MOODY'S RATINGS (UNAUDITED) (B)            PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

TECHNOLOGY - 0.2%

ELECTRONICS - 0.2%

Micron Technology, Inc. 7%        B2       $ 86,500                           $ 98,772
7/1/04

UTILITIES - 0.1%

CELLULAR - 0.1%

Nextel Communications, Inc.       B1        30,000                             28,575
5.25% 1/15/10 (e)

TOTAL CONVERTIBLE BONDS                                                        127,347
(Cost $112,305)

U.S. TREASURY OBLIGATIONS -
0.1%



U.S. Treasury Bills, yield at     -         20,000                             19,963
date of purchase 5.11% to
5.31% 2/3/00 to 4/13/00 (f)

U.S. Treasury Bonds 8.125%        Aaa       10,000                             11,517
8/15/19

TOTAL U.S. TREASURY OBLIGATIONS                                                31,480
(Cost $30,220)


CASH EQUIVALENTS - 4.0%

                               SHARES

Central Cash Collateral Fund,   821,300                       821
5.56% (c)

Taxable Central Cash Fund,      1,791,931,277                 1,791,931
5.45% (c)

TOTAL CASH EQUIVALENTS                                        1,792,752
(Cost $1,792,752)

TOTAL INVESTMENT PORTFOLIO -                                  44,567,395
99.5%
(Cost $26,593,012)

NET OTHER ASSETS - 0.5%                                       243,783

NET ASSETS - 100%                                           $ 44,811,178


FUTURES CONTRACTS

                         EXPIRATION DATE      UNDERLYING FACE AMOUNT AT      UNREALIZED GAIN/LOSS (000S)
                                              VALUE (000S)

PURCHASED

979 S&P 500 Stock Index  March 2000           $ 342,895                      $ (9,051)
Contracts

THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS - 0.8%


SECURITY TYPE ABBREVIATIONS

TIDES                        -   Term Income Deferred  Equity
                                 Securities

LEGEND

(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $83,655,000 or 0.2% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $19,963,000.

INCOME TAX INFORMATION

At January 31, 2000, the aggregate
cost of investment securities for income tax purposes was $26,627,911,000.
Net unrealized appreciation aggre-
gated $17,939,484,000, of which $19,115,896,000 related to appreciated investment securities and $1,176,412,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                 JANUARY
                                  31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at              $ 44,567,395
value (cost $26,593,012) -
See accompanying schedule

Cash                                       2

Receivable for investments                 520,453
sold

Receivable for fund shares                 35,352
sold

Dividends receivable                       30,026

Interest receivable                        10,550

Receivable for daily                       8,444
variation on futures
contracts

Other receivables                          1,684

 TOTAL ASSETS                              45,173,906

LIABILITIES

Payable for investments        $ 156,372
purchased

Payable for fund shares         180,161
redeemed

Accrued management fee          18,478

Other payables and accrued      6,896
expenses

Collateral on securities        821
loaned, at value

 TOTAL LIABILITIES                         362,728

NET ASSETS                                $ 44,811,178

Net Assets consist of:

Paid in capital                           $ 25,653,386

Undistributed net investment               36,296
income

Accumulated undistributed net              1,156,190
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                17,965,306
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 994,463                   $ 44,811,178
shares outstanding

NET ASSET VALUE, offering                  $45.06
price and redemption price
per share ($44,811,178
(divided by) 994,463 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS          SIX
                              MONTHS ENDED JANUARY 31,
                                      2000 (UNAUDITED)

INVESTMENT INCOME                            $ 262,676
Dividends (including $10,973
received from  affiliated
issuers)

Interest                                      88,000

Security lending                              89

 TOTAL INCOME                                 350,765

EXPENSES

Management fee                   $ 113,415

Transfer agent fees               44,396

Accounting and security           741
lending fees

Non-interested trustees'          102
compensation

Custodian fees and expenses       289

Registration fees                 165

Audit                             129

Legal                             164

Miscellaneous                     100

 Total expenses before            159,501
reductions

 Expense reductions               (3,425)     156,076

NET INVESTMENT INCOME                         194,689

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            1,645,653
(including realized loss of
$12,358 on sales of
investments in affiliated
issuers)

 Foreign currency transactions    (164)

 Futures contracts                336         1,645,825

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (893,754)

 Assets and liabilities in        (71)
foreign currencies

 Futures contracts                (9,051)     (902,876)

NET GAIN (LOSS)                               742,949

NET INCREASE (DECREASE) IN                   $ 937,638
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 194,689                     $ 410,496
income

 Net realized gain (loss)         1,645,825                     3,291,211

 Change in net unrealized         (902,876)                     2,872,590
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       937,638                       6,574,297
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (204,861)                     (393,528)
From net investment income

 From net realized gain           (2,962,672)                   (2,186,858)

 TOTAL DISTRIBUTIONS              (3,167,533)                   (2,580,386)

Share transactions Net            2,696,142                     8,258,120
proceeds from sales of shares

 Reinvestment of distributions    3,073,632                     2,512,407

 Cost of shares redeemed          (7,323,896)                   (10,529,866)

 NET INCREASE (DECREASE) IN       (1,554,122)                   240,661
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (3,784,017)                   4,234,572
IN NET ASSETS

NET ASSETS

 Beginning of period              48,595,195                    44,360,623

 End of period (including        $ 44,811,178                  $ 48,595,195
undistributed net investment
income of $36,296 and
$46,468, respectively)

OTHER INFORMATION
Shares

 Sold                             59,227                        186,270

 Issued in reinvestment of        67,635                        63,951
distributions

 Redeemed                         (160,473)                     (236,535)

 Net increase (decrease)          (33,611)                      13,686


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                 2000

                                 (UNAUDITED)                   1999                  1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 47.27                       $ 43.73               $ 38.50   $ 28.20   $ 25.10   $ 22.17
period

Income from Investment
Operations

Net investment income             .19 D                         .39 D                 .41 D     .46 D     .49       .43

Net realized and unrealized       .70                           5.69                  6.59      11.44     3.99      4.14
gain (loss)

Total from  investment            .89                           6.08                  7.00      11.90     4.48      4.57
operations

Less Distributions

 From net investment income       (.20)                         (.38)                 (.41)     (.48)     (.48)     (.40)

From net  realized gain           (2.90)                        (2.16)                (1.36)    (1.12)    (.90)     (1.24)

Total distributions               (3.10)                        (2.54)                (1.77)    (1.60)    (1.38)    (1.64)

Net asset value, end of period   $ 45.06                       $ 47.27               $ 43.73   $ 38.50   $ 28.20   $ 25.10

TOTAL RETURN B, C                 1.89%                         15.20%                19.06%    44.16%    18.39%    21.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period       $ 44,811                      $ 48,595              $ 44,361  $ 34,284  $ 19,206  $ 12,106
(in millions)

Ratio of expenses  to average     .67% A                        .68%                  .69%      .73%      .75%      .78%
 net assets

Ratio of expenses to average      .66% A, E                     .66% E                .68% E    .71% E    .74% E    .77% E
net assets after expense
reductions

Ratio of net investment           .82% A                        .88%                  1.02%     1.43%     1.82%     2.21%
income to average net assets

Portfolio turnover rate           38% A                         35%                   32%       38%       41%       67%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Growth & Income Portfolio (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. Effective the close of business on April 3, 1998, the fund was closed to new accounts. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES - CONTINUED

that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, and other obligations found satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS - CONTINUED

the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $8,441,280,000 and $12,188,598,000, respectively, of which U.S. government and government agency obligations aggregated $0 and $155,951,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $763,221,000 and $411,611,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .48% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

ACCOUNTING AND SECURITY LENDING FEES - CONTINUED

fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $656,000. for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $776,000. The fund received cash collateral of $821,000 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $2,257,000 under this arrangement.

In addition, through an arrangement with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $1,168,000 under this arrangement.

7. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS

AFFILIATE                         PURCHASE COST      SALES COST      DIVIDEND INCOME      VALUE

C.R. Bard, Inc.                   $ 6,461            $ -             $ 1,753              $ 196,059

H&R Block, Inc.                    -                  20,976          2,877                225,608

CBL & Associates Properties,       -                  -               2,098                45,324
Inc.

Capital Trust, Inc.                -                  -               -                    6,748

Ceridian Corp.                     11,351             -               -                    125,054

IMS Health, Inc.                   23,435             18,765          359                  392,508

Litton Industries, Inc.            1,412              17,822          -                    130,147

SLM Holding Corp.                  42,530             49,302          3,886                469,526

Unifi, Inc.                        -                  -               -                    42,384

TOTALS                            $ 85,189           $ 106,865       $ 10,973             $ 1,633,358


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc.
Fidelity Management & Research
 (Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane Jr., Vice President
Steven Kaye, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy  *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

* INDEPENDENT TRUSTEES

GAI-SANN-0300  95618
1.700483.102

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity  (registered trademark) Fund
Global Balanced Fund
Growth & Income Portfolio
Growth & Income II Portfolio
Puritan (registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)   1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com